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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-02731

                           Tax-Free Investments Trust
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 3/31

Date of reporting period: 12/31/05

Item 1.  Schedule of Investments.

                      AIM TAX-FREE CASH RESERVE PORTFOLIO
          Quarterly Schedule of Portfolio Holdings o December 31, 2005



YOUR GOALS. OUR SOLUTIONS                    [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com             TFIT-QTR-1 12/05             A I M Advisors, Inc.

AIM Tax-Free Cash Reserve Fund - Quarterly Report

SCHEDULE OF INVESTMENTS
December 31, 2005
(Unaudited)

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES--103.26%

ALABAMA--0.83%

Birmingham (City of) Public
Educational Building Authority
(University of Alabama Birmingham
Project); VRD Series 2000 A RB (LOC-
Wachovia Bank, N.A.)
    3.53%, 06/01/30                                         (b)(c)               --        VMIG-1     $   23,625     $ 23,625,000
---------------------------------------------------------------------------------------------------------------------------------
ALASKA--0.06%

Alaska (State of) Industrial Development
Authority (Providence Medical Office
Building); VRD Series 1985 IDR (LOC-
KBC Bank N.V.)
    3.10%, 06/01/10                                         (c)(d)(e)            --        VMIG-1          1,900        1,900,000
---------------------------------------------------------------------------------------------------------------------------------
ARIZONA--0.69%

Casa Grande (City of) Industrial
Development Authority (Center Park
Apartments Project); Refunding Multi-
Family Housing VRD Series 2001 A
IDR (CEP-Federal National Mortgage
Association)
    3.57%, 06/15/31                                         (b)                  --        VMIG-1          2,010        2,010,000
---------------------------------------------------------------------------------------------------------------------------------

Casa Grande (City of) Industrial
Development Authority (Quail Gardens
Apartments); Refunding Multi-
Family Housing VRD Series 2001 A
IDR (CEP-Federal National Mortgage
Association)
    3.57%, 06/15/31                                         (b)                  --        VMIG-1          1,785        1,785,000
---------------------------------------------------------------------------------------------------------------------------------
Phoenix (City of) Industrial
Development Authority (Lynwood
Apartments Project); Refunding Multi-
Family Housing VRD Series 1994 IDR
(CEP-Federal Home Loan Bank of San
Francisco)
    3.58%, 10/01/25                                         (b)                A-1+            --          5,715        5,715,000
---------------------------------------------------------------------------------------------------------------------------------

Pima (County of) Industrial
Development Authority (El Dorado
Hospital); VRD Series 2004 RB (LOC-
Branch Banking & Trust Co.)
    3.55%, 04/01/38                                         (b)(c)               --        VMIG-1          6,000        6,000,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-1

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
ARIZONA-(CONTINUED)

Pima (County of) Industrial
Development Authority (Tohono Chul
Park Project); VRD Series 2001 IDR
(LOC-Northern Trust Co.)
    3.58%, 08/01/36                                         (b)(c)               --        VMIG-1    $     2,100     $  2,100,000
---------------------------------------------------------------------------------------------------------------------------------
Pima (County of) Industrial
Development Authority (Tucson Electric
Power Co.-Irvington Road Project);
VRD Series 1982 IDR (LOC-Credit
Suisse)
    3.55%, 10/01/22                                         (b)(c)(e)           A-1        VMIG-1          2,000        2,000,000
=================================================================================================================================
                                                                                                                       19,610,000
=================================================================================================================================
ARKANSAS--0.07%

Pulaski (County of) Public Facilities
Board (Health Facilities-Central
Arkansas Radiation Therapy Inc.
Project); Educational Facilities VRD
Series 2001 RB (LOC-Bank of America,
N.A.)
    3.60%, 07/01/08                                         (b)(c)(f)            --            --          1,910        1,910,000
=================================================================================================================================

COLORADO--2.77%

Colorado (State of) Educational &
Cultural Facilities Authority (Regis
Jesuit High School Project); VRD Series
2003 RB (LOC-Wells Fargo Bank, N.A.)
    3.53%, 12/01/33                                         (b)(c)             A-1+            --          5,465        5,465,000
---------------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational &
Cultural Facilities Authority
(Southeastern Baptist Theological
Seminary); VRD Series 2005 (LOC-
Branch Banking &Trust Co.)
    3.55%, 03/01/25                                         (b)(c)               --        VMIG-1          8,955        8,955,000
---------------------------------------------------------------------------------------------------------------------------------
Colorado (State of) General Fund; Series
2005 TRAN
    4.00%, 06/27/06                                                           SP-1+         MIG-1         10,000       10,064,474
---------------------------------------------------------------------------------------------------------------------------------

Colorado (State of) Health Facilities
Authority (Arapahoe House Project);
VRD Series 2004 A RB (LOC-Wells
Fargo Bank, N.A.)
    3.58%, 04/01/24                                         (b)(c)             A-1+            --          1,200        1,200,000
---------------------------------------------------------------------------------------------------------------------------------

Colorado (State of) Health Facilities
Authority (Bethesda Living Centers
Project); VRD Series 1999 RB (LOC-
LaSalle Bank N.A.)
    3.54%, 08/15/30                                         (b)(c)              A-1            --          9,615        9,615,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-2

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of) Health Facilities
Authority (Bethesda Living Centers);
Refunding VRD Series 2004 A RB
(LOC-LaSalle Bank N.A.)
    3.54%, 08/01/34                                         (b)(c)              A-1            --     $    5,145     $  5,145,000
---------------------------------------------------------------------------------------------------------------------------------

Colorado (State of) Health Facilities
Authority (Christian Living Project);
Refunding VRD Series 1997 RB (LOC-
U.S. Bank, N.A.)
    3.56%, 01/01/11                                         (b)(c)             A-1+            --            645          645,000
---------------------------------------------------------------------------------------------------------------------------------

Colorado (State of) Health Facilities
Authority (Christian Living Project);
Refunding VRD Series 2002 A RB
(LOC-U.S. Bank, N.A.)
    3.56%, 01/01/31                                         (b)(c)             A-1+            --          3,400        3,400,000
---------------------------------------------------------------------------------------------------------------------------------
Concord (Metropolitan District of);
Refunding & Improvement Unlimited
Tax Series 2004 GO (LOC-Wells Fargo
Bank, N.A.)
    3.50%, 12/01/06                                         (c)(g)(h)          A-1+            --          1,550        1,550,000
---------------------------------------------------------------------------------------------------------------------------------
Crystal Valley (Metropolitan) District
No. 1; VRD Series 2004 RB (LOC-
Wells Fargo Bank, N.A.)
    3.53%, 10/01/34                                         (b)(c)             A-1+            --          3,795        3,795,000
---------------------------------------------------------------------------------------------------------------------------------

Idaho Springs (City of) (Safeway Inc.
Projects); Refunding VRD Series 1993
IDR (LOC-Deutsche Bank A.G.)
    3.25%, 06/01/06                                         (c)(e)(h)(i)       A-1+            --            740          740,000
---------------------------------------------------------------------------------------------------------------------------------
Jefferson (County of) Section 14
Metropolitan District; Refunding
Unlimited Tax Series 2004 GO (LOC-
U.S. Bank, N.A.)
    3.50%, 12/01/13                                         (c)(g)             A-1+            --          1,000        1,000,000
---------------------------------------------------------------------------------------------------------------------------------
Kipling Ridge (District of Metropolitan);
VRD Series 2005 RB (LOC-U.S. Bank,
N.A.)
    3.56%, 12/01/23                                         (b)(c)             A-1+            --          7,450        7,450,000
---------------------------------------------------------------------------------------------------------------------------------

Lafayette (City of) Exempla
Improvement District (Special
Improvement No. 2-01); Refunding
Special Assessment VRD Series 2002
RB (LOC-Wells Fargo Bank,
N.A.)
    3.56%, 12/01/22                                         (b)(c)             A-1+            --            965          965,000
---------------------------------------------------------------------------------------------------------------------------------

Loveland (City of) (Centerra
Metropolitan District No. 1); VRD
Series 2004 RB (LOC-BNP Paribas)
    3.54%, 12/01/29                                         (b)(c)(e)          A-1+            --         12,000       12,000,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-3

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Loveland (City of) (Safeway Inc.
Projects); Refunding VRD Series 1993
IDR (LOC-Deutsche Bank A.G.)
    3.25%, 06/01/06                                         (c)(e)(h)(i)        A-1            --     $      935     $    935,000
---------------------------------------------------------------------------------------------------------------------------------

Moffat (County of) (Colorado-Ute
Electric Association); VRD Series 1984
PCR (INS-Ambac Assurance Corp.)
    3.55%, 07/01/10                                         (b)(j)             A-1+        VMIG-1          1,400        1,400,000
---------------------------------------------------------------------------------------------------------------------------------

Westminster (City of) Economic
Development Authority (North Huron
Urban Renewal); VRD Series 2005 TAN
(LOC-Depfa Bank PLC)
    3.55%, 12/01/28                                         (b)(c)(e)          A-1+        VMIG-1          2,950        2,950,000
---------------------------------------------------------------------------------------------------------------------------------
Westminster (City of) Water &
Wastewater Utility Enterprise; VRD
Series 2002 RB (INS-Financial Security
Assuance Inc.)
    3.55%, 12/01/22                                         (b)(j)             A-1+        VMIG-1          1,345        1,345,000
=================================================================================================================================
                                                                                                                       78,619,474
=================================================================================================================================
CONNECTICUT--0.05%

Connecticut (State of) Development
Authority (Central Vermont Public
Service); Floating Rate Series 1985 PCR
(LOC-Citizens Bank of Pennsylvania)
    3.10%, 12/01/15                                         (c)(d)             A-1+            --          1,400        1,400,000
=================================================================================================================================

DELAWARE--0.29%

Delaware (State of) Economic
Development Authority (Independent
School Inc. Project); VRD Series 2003
RB(LOC-Citizens Bank of
Pennsylvania)
    3.54%, 07/01/33                                         (b)(c)             A-1+            --          8,250        8,250,000
=================================================================================================================================

DISTRICT OF COLUMBIA--0.68%

District of Colulmbia (American Library
Association); VRD Series 2005 RB
(LOC-Bank of America, N.A.)
    3.57%, 02/01/35                                         (b)(c)               --        VMIG-1          3,175        3,175,000
---------------------------------------------------------------------------------------------------------------------------------

District of Columbia (American
Psychology Association); VRD Series
2003 RB (LOC-Bank of America, N.A.)
    3.60%, 03/01/28                                         (b)(c)             A-1+            --          1,325        1,325,000
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia (Resources for the
Future Inc.); VRD Series 1998 RB
(LOC-Citbank N.A.) (Acquired 08/01/05; Cost
$2,025,000)
    3.60%, 08/01/29                                         (b)(c)(k)          A-1+            --          2,025        2,025,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-4

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA-(CONTINUED)

District of Columbia; Unlimited Tax
Series 2003 A GO (INS-Financial
Guaranty Insurance Co.)
    5.50%, 06/01/06                                         (j)                 AAA           Aaa     $    2,715     $  2,745,924
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia; Unlimited Tax
Series 2003 B GO (INS-Ambac
Assurance Corp.)
    5.00%, 06/01/06                                         (j)                 AAA           Aaa          5,430        5,482,089
---------------------------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs (District of
Columbia Water & Sewer Authority);
VRD Series 2003 A12 RB (Acquired
02/24/03; Cost $4,625,000)
    3.54%, 10/01/17                                         (b)(k)(l)            --        VMIG-1          4,625        4,625,000
=================================================================================================================================
                                                                                                                       19,378,013
=================================================================================================================================
FLORIDA--5.61%

ABN AMRO Munitops Ctfs. Trust
(County of Escambia); Refunding
Florida Non-AMT VRD Series 2002-24
Ctfs (Acquired 10/24/02; Cost
$5,000,000)
    3.53%, 10/01/10                                         (b)(k)(l)            --        VMIG-1          5,000        5,000,000
---------------------------------------------------------------------------------------------------------------------------------

ABN AMRO Munitops Ctfs. Trust
(Florida State Board of Education); Non-
AMT VRD Series 2004-48 RB
(Acquired 08/05/05; Cost $5,500,000)
    3.53%,, 06/01/12                                        (b)(k)(l)            --        VMIG-1          5,500        5,500,000
---------------------------------------------------------------------------------------------------------------------------------
Cape Coral (City of); Commercial Paper
Note Series 2005 (LOC-Bank of
America, N.A.)
    2.65%, 04/04/06                                         (c)                A-1+            --          4,900        4,900,000
---------------------------------------------------------------------------------------------------------------------------------
Capital Projects Finance Authority
(Capital Projects Loan Program); VRD
Series 1997 A RB (INS-Financial
Security Assurance Inc.)
    3.54%, 08/01/17                                         (b)(j)             A-1+            --            700          700,000
---------------------------------------------------------------------------------------------------------------------------------
Collier (County of) Health Facilities
Authority (Cleveland Health Clinic);
VRD Hospital Commercial Paper Series
2005 C-2 RB (LOC-Bank of America,
N.A.)
    3.10%, 01/25/06                                         (c)                A-1+        VMIG-1         10,000       10,000,000
---------------------------------------------------------------------------------------------------------------------------------
Collier (County of) Health Facilities
Authority (Cleveland Health Clinic);
VRD Hospital Commercial Paper Series
2005 C-2 RB (LOC-Bank of America, N.A.)
    2.80%, 02/08/06                                         (c)                A-1+        VMIG-1          3,500        3,500,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-5

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Collier (County of) Industrial
Development Authority (Redlands
Christian Migrant Association Inc.);
VRD Series 2001 IDR (LOC-Bank of
America, N.A.)
    3.60%, 12/01/26                                         (b)(c)(f)            --            --     $    2,800     $  2,800,000
---------------------------------------------------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
(Lakeside North); Refunding Multi-
Family Mortgage VRD Series 2004 RB
(CEP-Federal Home Loan Mortgage
Corp.)
    3.54%, 06/01/34                                         (b)                A-1+            --          2,630        2,630,000
---------------------------------------------------------------------------------------------------------------------------------

Highlands (County of) Health Facilities
Authority (Adventist Health System);
Hospital VRD Series 2003 A RB (LOC-
SunTrust Bank)
    3.58%, 11/15/32                                         (b)(c)             A-1+        VMIG-1         25,475       25,475,000
---------------------------------------------------------------------------------------------------------------------------------
Hillsborough (County of) Industrial
Development Authority (Tampa
Metropolitan Area YMCA Project);
VRD Series 2000 IDR (LOC-Bank of
America, N.A.)
    3.60%, 03/01/25                                         (b)(c)(f)            --            --          5,550        5,550,000
---------------------------------------------------------------------------------------------------------------------------------

Jacksonville (City of) (Baptist Medical
Center); Commercial Paper Series 2004
RB (LOC-Bank of America,
N.A.)
    3.15%, 02/08/06                                         (c)                A-1+            --         18,000       18,000,000
---------------------------------------------------------------------------------------------------------------------------------

Jacksonville (City of) Health Facilities
Authority (Samuel C. Taylor Foundation
Project); VRD Series 1998 RB (LOC-
Bank of America, N.A.) (Acquired
02/20/01; Cost $2,600,000)
    3.60%, 12/01/23                                         (b)(c)(f)(k)         --            --          2,600        2,600,000
---------------------------------------------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
Authority (University of Florida
Jacksonville Physicians, Inc.); VRD
Series 2002 RB (LOC-Bank of America,
N.A.)
    3.55%, 06/01/22                                         (b)(c)               --        VMIG-1         11,705       11,705,000
---------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley & Co. Inc. Trust Floater
Ctfs. (Reedy Creek Improvement
District); Floating Rate Trust Ctfs.
Utility VRD Series 2005 1145 RB
(Acquired 06/08/05; Cost $12,075,000)
    3.47%, 10/01/19                                         (b)(f)(k)(l)         --            --         12,075       12,075,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-6

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Morgan Stanley & Co. Inc. Trust Floater
Ctfs. (State of Florida Department of
Environmental Protection); Floating Rate
Trust Ctfs. VRD Series 2002-722 RB
(Acquired 11/13/02; Cost $9,770,000)
    3.55%, 07/01/22                                         (b)(k)(l)           A-1            --     $    9,770     $  9,770,000
---------------------------------------------------------------------------------------------------------------------------------
North Miami (City of) Educational
Facilities (Miami Country Day School
Project); VRD Series 1999 RB (LOC-
Bank of America, N.A.)
    3.60%, 08/01/19                                         (b)(c)(f)            --            --          1,650        1,650,000
---------------------------------------------------------------------------------------------------------------------------------

Orange (County of) Health Facilities
Authority (Adventist Health
System/Sunbelt Inc.); VRD Series
1992 RB (LOC-SunTrust Bank)
    3.58%, 11/15/14                                         (b)(c)             A-1+        VMIG-1          1,535        1,535,000
---------------------------------------------------------------------------------------------------------------------------------

Orange (County of) Health Facilities
Authority (Presbyterian Retirement
Communities, Inc. Project); VRD Series
1998 RB (LOC-Bank of America, N.A.)
    3.60%, 11/01/28                                         (b)(c)(f)(m)         --            --          7,625        7,625,000
---------------------------------------------------------------------------------------------------------------------------------
Palm Beach (County of) (The
Community Foundation for Palm Beach
Project); VRD Series 2004 RB (LOC-
Northern Trust Co.)
    3.53%, 03/01/34                                         (b)(c)             A-1+            --          2,000        2,000,000
---------------------------------------------------------------------------------------------------------------------------------

Palm Beach (County of) Educational
Facilities Authority (Atlantic College
Project); Educational Facilities VRD
Series 2001 RB (LOC-Bank of America,
N.A.)
    3.60%, 12/01/31                                         (b)(c)(f)            --            --          4,000        4,000,000
---------------------------------------------------------------------------------------------------------------------------------
Palm Beach (County of) Housing
Finance Authority (Emerald Bay Club
Apartments); Refunding Multi-Family
Housing VRD Series 2004 RB (LOC-
Wachovia Bank, N.A.)
    3.54%, 06/01/30                                         (b)(c)             A-1+           P-1          6,000        6,000,000
---------------------------------------------------------------------------------------------------------------------------------
Palm Beach (County of) School District;
Sales Tax Commercial Paper Series
2005 Notes (LOC-Bank of America,
N.A.)
    3.13%, 02/13/06                                         (c)                A-1+           P-1         11,500       11,500,000
---------------------------------------------------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
Treatment DACCO Project); VRD
Series 2001 RB (LOC-Bank of America,
N.A.)
    3.60%, 07/01/22                                         (b)(c)(f)            --            --          4,910        4,910,000
=================================================================================================================================
                                                                                                                      159,425,000
=================================================================================================================================


TFIT-QTR-1                             F-7

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
GEORGIA--3.76%

ABN AMRO Munitops Ctfs. Trust
(Fulton (County of) Water & Sewer
Revenue Bonds); Non-AMT VRD Series
2004-15 Ctfs. (Acquired 10/12/04; Cost
$9,995,000)
    3.54%, 01/01/12                                         (b)(k)(l)            --        VMIG-1     $    9,995     $  9,995,000
---------------------------------------------------------------------------------------------------------------------------------

Burke (County of) Development
Authority (Oglethorp Power Corp.);
VRD Commercial Paper Series 2005 B
PCR (INS-Ambac Assurance Corp.)
    2.80%, 01/18/06                                         (j)                A-1+        VMIG-1          4,000        4,000,000
---------------------------------------------------------------------------------------------------------------------------------

CDC Municipal Products, Inc. (Forsyth
(County of) School District); VRD
Unlimited Tax Series 2004-6 A GO
(Acquired 10/20/04; Cost $2,975,000)
    3.56%, 02/01/18                                         (b)(k)(l)          A-1+            --          2,975        2,975,000
---------------------------------------------------------------------------------------------------------------------------------

Cobb (County of) Development
Authority (YMCA of Cobb County);
VRD Series 2003 RB (LOC-Branch
Banking & Trust Co.)
    3.55%, 12/01/25                                         (b)(c)               --        VMIG-1          1,000        1,000,000
---------------------------------------------------------------------------------------------------------------------------------
DeKalb (County of) Development
Authority (Marist School, Inc. Project);
VRD Series 1999 RB (LOC-SunTrust
Bank)
    3.55%, 03/01/24                                         (b)(c)               --           Aa2          7,515        7,515,000
---------------------------------------------------------------------------------------------------------------------------------
DeKalb (County of) Housing Authority
(Wood Hills Apartment Project);
Refunding Floating Rate Multi-Family
Housing Series 1988 RB (LOC-Bank of
America, N.A.)
    3.62%, 12/01/07                                         (b)(c)             A-1+            --          9,250        9,250,000
---------------------------------------------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of
Georgia); VRD Series 2000-1001 C
COP (Acquired 07/26/00; Cost
$20,000,000)
    3.56%, 07/01/15                                         (b)(k)(l)          A-1+            --         20,000       20,000,000
---------------------------------------------------------------------------------------------------------------------------------

Forsyth (County of) Development
Authority (Pinecrest Academy Inc.
Project); VRD Series 2000 RB (LOC-
Branch Banking & Trust Co.)
    3.55%, 09/01/25                                         (b)(c)               --        VMIG-1          8,350        8,350,000
---------------------------------------------------------------------------------------------------------------------------------
Fulton (County of) Development
Authority (Arthritis Foundation Inc.
Project); VRD Series 1996 RB (LOC-
SunTrust Bank) (Acquired 12/02/05;
Cost $2,165,000)
    3.55%, 12/01/16                                         (b)(c)(k)            --           Aa2          2,165        2,165,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-8

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Fulton (County of) Development
Authority (Bridgeway Foundation for
Education Project); Educational
Facilities VRD Series 2000 RB (LOC-
Wachovia Bank, N.A.)
    3.57%, 06/01/15                                         (b)(c)             A-1+            --    $     1,925     $  1,925,000
---------------------------------------------------------------------------------------------------------------------------------

Fulton (County of) Development
Authority (Mount Vernon Prebysterian
School); VRD Series 2005 RB (LOC-
Branch Banking &Trust Co.)
    3.55%, 08/01/35                                         (b)(c)               --        VMIG-1          4,000        4,000,000
---------------------------------------------------------------------------------------------------------------------------------

Gwinnett (County of) Development
Authority (Greater Atlanta Christian
Schools, Inc. Project); VRD Series 1998
RB (LOC-SunTrust Bank) (Acquired
11/30/05; Cost $3,800,000)
    3.55%, 04/01/18                                         (b)(c)(k)            --           Aa2          3,800        3,800,000
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Atlanta (City of)
Water & Wastewater); VRD Series 2004
520 RB (Acquired 04/20/05; Cost
$24,995,000)
    3.55%, 05/01/12                                         (b)(k)(l)           A-1            --         24,995       24,995,000
---------------------------------------------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
(Ridgeview Institute Inc. Project); VRD
Series 2002 RB (LOC-Wachovia Bank,
N.A.)
    3.57%, 11/01/27                                         (b)(c)               --        VMIG-1          1,960        1,960,000
---------------------------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs (City of Dalton);
Utilities VRD Series 2003 A02 RB
(Acquired 08/25/04; Cost $4,790,000)
    3.54%,, 01/01/12                                        (b)(k)(l)            --        VMIG-1          4,790        4,790,000
=================================================================================================================================
                                                                                                                      106,720,000
=================================================================================================================================
HAWAII--1.31%

Eagle Tax Exempt Trust (State of
Hawaii); VRD Series 2000-1101 COP
(Acquired 01/11/01; Cost $6,000,000)
    3.56%,, 12/01/16                                        (b)(k)(l)           A-1+           --          6,000        6,000,000
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (State of Hawaii);
Unlimited Tax VRD Series 2005 PT-
2864 GO (Acquired 09/07/05;
Cost $27,270,000)
    3.55%, 07/01/18                                         (b)(k)(l)            --        VMIG-1         27,270       27,270,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-9

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
HAWAII-(CONTINUED)

Wachovia MERLOTs (State of Hawaii);
Unlimited Tax VRD Series 2003 A16
GO (Acquired 02/27/03; Cost
$3,870,000)
    3.54%, 07/01/18                                         (b)(k)(l)            --        VMIG-1    $     3,870     $  3,870,000
=================================================================================================================================
                                                                                                                       37,140,000
=================================================================================================================================
IDAHO--1.34%

Custer (County of) Pollution Control
(Amoco Oil Co.-Standard Oil Industry
Project); VRD Series 1983 RB
    2.85%, 04/01/06                                         (e)(h)(i)          A-1+           Aa1         23,000       23,000,000
---------------------------------------------------------------------------------------------------------------------------------
Idaho (State of); Unlimited Tax Series
2005 GO TAN
    4.00%, 06/30/06                                                           SP-1+         MIG-1         15,000       15,096,898
=================================================================================================================================
                                                                                                                       38,096,898
=================================================================================================================================
ILLINOIS--18.50%

ABN AMRO Munitops Ctfs. Trust (City
of Chicago); Non-AMT VRD Unlimited
Tax Series 2005-40 GO (Acquired
11/30/05; Cost $15,165,000)
    3.56%,, 07/01/13                                        (b)(f)(k)(l)         --           --          15,165       15,165,000
---------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (City
of Chicago Board of Education); VRD
Series 2002-4 GO (Acquired 11/10/05;
Cost $24,225,000)
    3.54%, 12/01/09                                         (b)(k)(l)            --        VMIG-1         24,225       24,225,000
---------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (City
of Chicago); Refunding Multi-State Non-
AMT VRD Limited Tax Series 2001-34
Ctfs. (Acquired 11/15/01; Cost
$10,000,000)
    3.56%, 07/01/07                                         (b)(k)(l)            --        VMIG-1         10,000       10,000,000
---------------------------------------------------------------------------------------------------------------------------------

Aurora (City of) Economic Development
(Aurora University); VRD Series 2004
RB (LOC-Harris N.A.)
    3.58%, 03/01/35                                         (b)(c)               --        VMIG-1          6,400        6,400,000
---------------------------------------------------------------------------------------------------------------------------------

Bear Stearns Municipal Securities Trust
Ctfs. (State of Illinois Sales Tax); VRD
Series 1998-25 A RB (Acquired
08/26/99; Cost $10,000,000)
    3.60%, 03/15/07                                         (b)(k)(l)           A-1           Aa2         10,000       10,000,000
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust
Ctfs. (State of Illinois); VRD Series
2002-190 A RB (Acquired 05/06/02;
Cost $10,130,000)
    3.60%, 06/05/14                                         (b)(k)(l)           A-1            --         10,130       10,130,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-10

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

CDC Municipal Products, Inc.
(University of Illinois); VRD Series
2005-10 A RB (Acquired 04/27/05;
Cost $3,380,000)
    3.56%, 04/01/19                                         (b)(k)(l)          A-1+            --    $     3,380     $  3,380,000
---------------------------------------------------------------------------------------------------------------------------------

Chicago (City of) Board of Education;
Unlimited Tax Series 2000 D GO (INS-
Financial Security Assurance Inc.)
    3.58%, 03/01/32                                         (b)(j)             A-1+        VMIG-1          3,150        3,150,000
---------------------------------------------------------------------------------------------------------------------------------

Eagle Tax Exempt Trust (City of
Chicago Park District); Unlimited Tax
VRD Series 2002-1306 A COP
(Acquired 05/02/02; Cost $5,500,000)
    3.56%, 01/01/29                                         (b)(k)(l)          A-1+            --          5,500        5,500,000
---------------------------------------------------------------------------------------------------------------------------------

Eagle Tax Exempt Trust (City of
Chicago Public Building Commission);
VRD Series 2003-0015 A COP
(Acquired 05/14/03; Cost $2,800,000)
    3.56%, 12/01/14                                         (b)(k)(l)          A-1+            --          2,800        2,800,000
---------------------------------------------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
Chicago Water & Sewer); VRD Series
2001-1308 COP (Acquired 12/12/01;
Cost $8,655,000)
    3.56%, 11/01/26                                         (b)(k)(l)          A-1+            --          8,655        8,655,000
---------------------------------------------------------------------------------------------------------------------------------

Eagle Tax Exempt Trust (City of
Chicago); VRD Series 2001-1305 COP
(Acquired 04/02/01; Cost $4,950,000)
    3.67%, 01/01/35                                         (b)(k)(l)          A-1+            --          4,950        4,950,000
---------------------------------------------------------------------------------------------------------------------------------

Eagle Tax Exempt Trust (County of
Cook Regional Transportation
Authority); VRD Series 2000-1303 COP
(Acquired 03/26/01; Cost $19,000,000)
    3.56%, 07/01/23                                         (b)(k)(l)          A-1+            --         19,000       19,000,000
---------------------------------------------------------------------------------------------------------------------------------

Eagle Tax Exempt Trust (State of
Illinois); Unlimited Tax VRD Series
2003-0023 A COP (Acquired 06/12/03;
Cost $3,775,000)
    3.56%, 06/01/15                                         (b)(k)(l)          A-1+            --          3,775        3,775,000
---------------------------------------------------------------------------------------------------------------------------------

Eagle Tax Exempt Trust (State of
Illinois); VRD Series 2000-1304 COP
(Acquired 06/27/00; Cost $7,340,000)
    3.56%, 06/01/21                                         (b)(k)(l)          A-1+            --          7,340        7,340,000
---------------------------------------------------------------------------------------------------------------------------------

Illinois (State of) Development Finance
Authority (American College of
Surgeons Project); VRD Series 1996 RB
(LOC-Northern Trust Co.)
    3.55%, 08/01/26                                         (b)(c)(m)          A-1+            --          2,483        2,483,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-11

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
Authority (BAPS Inc. Project); VRD
Series 2002 RB (LOC-Comerica Bank)
    3.53%, 06/01/17                                         (b)(c)              A-1            --    $    11,675     $ 11,675,000
---------------------------------------------------------------------------------------------------------------------------------

Illinois (State of) Development Finance
Authority (British Home for Retired
Men & Women); VRD Series 2001 RB
(LOC-LaSalle Bank N.A.)
    3.50%, 11/01/27                                         (b)(c)              A-1            --          8,360        8,360,000
---------------------------------------------------------------------------------------------------------------------------------

Illinois (State of) Development Finance
Authority (Chicago Shakespeare Theater
Project); VRD Series 1999 RB (LOC-
LaSalle Bank N.A.) (Acquired 09/24/03;
Cost $4,100,000)
    3.50%, 01/01/19                                         (b)(c)(k)           A-1            --          4,100        4,100,000
---------------------------------------------------------------------------------------------------------------------------------

Illinois (State of) Development Finance
Authority (Embers Elementary School
Project); Educational Facilities VRD
Series 2002 RB (LOC-LaSalle Bank
N.A.) (Acquired 11/04/03; Cost
$2,215,000)
    3.51%, 04/01/32                                         (b)(c)(k)           A-1            --          2,215        2,215,000
---------------------------------------------------------------------------------------------------------------------------------

Illinois (State of) Development Finance
Authority (James Jordan Boys & Girls
Club and Family Center Project); VRD
Series 1995 RB (LOC-JPMorgan Chase
Bank, N.A., LaSalle Bank N.A.)
(Acquired 10/18/05; Cost $4,700,000)
    3.58%,, 08/01/30                                        (b)(c)(k)           A-1            --          4,700        4,700,000
---------------------------------------------------------------------------------------------------------------------------------

Illinois (State of) Development Finance
Authority (Lyric Opera Chicago Project);
VRD Series 1994 RB (LOC-Northern
Trust Co., Harris N.A., JPMorgan Chase
Bank, N.A.)
    3.58%, 12/01/28                                         (b)(c)             A-1+        VMIG-1         12,500       12,500,000
---------------------------------------------------------------------------------------------------------------------------------

Illinois (State of) Development Finance
Authority (Museum of Contemporary
Art Project); VRD Series 1994 RB (LOC-
JPMorgan Chase Bank, N.A., Northern
Trust Co.)
    3.58%, 02/01/29                                         (b)(c)             A-1+        VMIG-1          9,500        9,500,000
---------------------------------------------------------------------------------------------------------------------------------

Illinois (State of) Development Finance
Authority (Oak Park Residence Corp.
Project); VRD Series 2001 RB (LOC-
LaSalle Bank N.A.) (Acquired 01/29/03;
Cost $2,975,000)
    3.50%, 07/01/41                                         (b)(c)(k)           A-1            --          2,975        2,975,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-12

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
Authority (Sacred Heart Schools
Project); VRD Series 2003 RB (LOC-
Fifth Third Bank)
    3.53%, 07/01/33                                         (b)(c)               --        VMIG-1    $     4,600     $  4,600,000
---------------------------------------------------------------------------------------------------------------------------------

Illinois (State of) Development Finance
Authority (Uhlich Childrens Home
Project); VRD Series 2002 IDR (LOC-
JPMorgan Chase Bank, N.A.)
    3.58%, 10/01/33                                         (b)(c)               --        VMIG-1          1,200        1,200,000
---------------------------------------------------------------------------------------------------------------------------------

Illinois (State of) Development Finance
Authority (West Central Illinois
Educational Project); VRD Series 2002
RB (LOC-JPMorgan Chase Bank, N.A.)
    3.57%, 09/01/32                                         (b)(c)               --        VMIG-1          1,700        1,700,000
---------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
Authority (Arts Club of Chicago); VRD
Series 1996 RB (LOC-Northern Trust Co.)
    3.58%, 01/01/26                                         (b)(c)             A-1+           --           3,000        3,000,000
---------------------------------------------------------------------------------------------------------------------------------

Illinois (State of) Educational Facilities
Authority (Blackburn University);
Cultural Pooled Financing VRD Series
1999 RB (LOC-Bank of America, N.A.)
    3.52%, 07/01/29                                         (b)(c)             A-1+           --           4,635        4,635,000
---------------------------------------------------------------------------------------------------------------------------------

Illinois (State of) Educational Facilities
Authority (Chicago Childrens Museum);
VRD Series 1994 RB (LOC-JPMorgan
Chase Bank, N.A.)
    3.58%, 02/01/28                                         (b)(c)              A-1        VMIG-1          1,200        1,200,000
---------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
Authority (Dominican University); VRD
Series 2000 B RB (LOC-Allied Irish
Banks plc)
    3.58%, 10/01/30                                         (b)(c)(e)            --        VMIG-1          9,400        9,400,000
---------------------------------------------------------------------------------------------------------------------------------

Illinois (State of) Educational Facilities
Authority (Elmhurst College); VRD
Series 2003 RB (LOC-JPMorgan Chase
Bank, N.A.)
    3.58%, 03/01/33                                         (b)(c)               --        VMIG-1          1,050        1,050,000
---------------------------------------------------------------------------------------------------------------------------------

Illinois (State of) Educational Facilities
Authority (Field Museum of National
History); VRD Series 1998 RB (LOC-
Bank of America, N.A.)
    3.58%, 11/01/32                                         (b)(c)             A-1+            --          3,950        3,950,000
---------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
Authority (Illinois Institute of
Technology); VRD Series 2000 RB
(LOC-Harris N.A.)
    3.50%, 12/01/35                                         (b)(c)             A-1+        VMIG-1         10,625       10,625,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-13

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
Authority (Lake County Family YMCA);
VRD Series 2000 RB (LOC-Harris N.A.)
    3.58%, 11/01/30                                         (b)(c)             A-1+            --    $     1,100     $  1,100,000
---------------------------------------------------------------------------------------------------------------------------------

Illinois (State of) Educational Facilities
Authority (Museum of Science &
Industry); VRD Series 1992 RB (LOC-
JPMorgan Chase Bank, N.A.)
    3.58%, 10/01/26                                         (b)(c)               --        VMIG-1          3,250        3,250,000
---------------------------------------------------------------------------------------------------------------------------------

Illinois (State of) Educational Facilities
Authority (National Louis University);
VRD Series 1999 A RB (LOC-
JPMorgan Chase Bank, N.A.)
    3.50%, 06/01/29                                         (b)(c)             A-1+            --         11,050       11,050,000
---------------------------------------------------------------------------------------------------------------------------------

Illinois (State of) Educational Facilities
Authority; Pooled Financing
Commercial Paper Notes Series 2005
(LOC-Northern Trust Co.)
    3.10%, 02/15/06                                         (c)                A-1+            --         15,000       15,000,000
---------------------------------------------------------------------------------------------------------------------------------

Illinois (State of) Educational Facilities
Authority; Pooled Financing
Commercial Paper Notes Series 2005
(LOC-Northern Trust Co.)
    3.10%, 02/21/06                                         (c)                A-1+            --         10,000       10,000,000
---------------------------------------------------------------------------------------------------------------------------------

Illinois (State of) Finance Authority
(Illinois Institute of Technology); VRD
Series 2004 RB (LOC-Harris N.A.)
    3.51%, 12/01/24                                         (b)(c)               --        VMIG-1          4,700        4,700,000
---------------------------------------------------------------------------------------------------------------------------------

Illinois (State of) Finance Authority
(Jewish Charities); VRD Series 2005 A
RAN (LOC-Harris N.A.)
    3.55%, 06/30/06                                         (b)(c)             A-1+            --          7,745        7,745,000
---------------------------------------------------------------------------------------------------------------------------------

Illinois (State of) Finance Authority
(Lake Forest Country Day); VRD Series
2005 RB (LOC-Northern Trust Co.)
    3.53%, 07/01/35                                         (b)(c)               --        VMIG-1          3,250        3,250,000
---------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
(Mercy Alliance Project); VRD Series
2005 RB (LOC-M&I Marshall & Ilsley Bank)
    3.56%, 02/15/35                                         (b)(c)               --        VMIG-1         14,000       14,000,000
---------------------------------------------------------------------------------------------------------------------------------

Illinois (State of) Finance Authority
(Sunshine Through Golf Foundation
Project); VRD Series 2004 A RB (LOC-
LaSalle Bank N.A.)
    3.51%, 11/01/24                                         (b)(c)              A-1            --          2,100        2,100,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-14

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Finance Authority (The
Clare At Water Project); VRD Series
2005 D RB (LOC-LaSalle Bank N.A.)
    3.55%, 05/15/38                                         (b)(c)(f)            --            --    $    10,000     $ 10,000,000
---------------------------------------------------------------------------------------------------------------------------------

Illinois (State of) Finance Authority (The
Landing At Plymouth Place Project);
VRD Series 2005 B RB (LOC-Sovereign Bank)
    3.55%, 05/15/37                                         (b)(c)(e)(f)         --            --          5,000        5,000,000
---------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (The
Landing At Plymouth Place Project);
VRD Series 2005 C RB (LOC-LaSalle
Bank N.A.)
    3.55%, 05/15/37                                         (b)(c)(f)            --            --         13,500       13,500,000
---------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
(YMCA of Metropolitan Chicago
Project); VRD Series 2004 RB (LOC-
Harris N.A.)
    3.58%, 06/01/34                                         (b)(c)               --        VMIG-1          2,000        2,000,000
---------------------------------------------------------------------------------------------------------------------------------

Illinois (State of) Health Facilities
Authority (Bensenville Home Society);
VRD Series 1989 A RB (LOC-
JPMorgan Chase Bank, N.A.)
    3.52%, 02/15/19                                         (b)(c)             A-1+            --          1,100        1,100,000
---------------------------------------------------------------------------------------------------------------------------------

Illinois (State of) Health Facilities
Authority (Northwestern Memorial
Hospital); VRD Series 1995 RB
    3.58%, 08/15/25                                         (b)                A-1+        VMIG-1         13,350       13,350,000
---------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
Authority (Park Plaza Center); Multi-
Family VRD Series 1996 RB (LOC-
LaSalle Bank N.A.)
    3.58%, 09/15/20                                         (b)(c)              A-1            --          7,600        7,600,000
---------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
Authority; Revolving Fund Pooled VRD
Series 1985 C RB (LOC-JPMorgan
Chase Bank, N.A.)
    3.58%, 08/01/15                                         (b)(c)             A-1+        VMIG-1          2,000        2,000,000
---------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
Authority; Revolving Fund Pooled VRD
Series 1985 D RB (LOC-JPMorgan
Chase Bank, N.A.)
    3.58%, 08/01/15                                         (b)(c)             A-1+        VMIG-1          1,000        1,000,000
---------------------------------------------------------------------------------------------------------------------------------

Illinois (State of) Housing Development
Authority (Lakeshore Plaza); Multi-
Family Housing Series 2000 A RB (INS-
MBIA Insurance Corp.)
    3.55%, 07/01/27                                         (b)(j)             A-1+        VMIG-1         20,675       20,675,000
---------------------------------------------------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series
2005 Ctfs. GO
    4.50%, 04/28/06                                                           SP-1+         MIG-1         10,000       10,042,557
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-15

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

JPMorgan PUTTERs (City of Chicago
Park District); VRD Limited Tax Series
2005 974 GO (Acquired 07/06/05; Cost
$1,100,000)
    3.55%, 01/01/13                                        (b)(k)(l)            A-1            --    $     1,100     $  1,100,000
---------------------------------------------------------------------------------------------------------------------------------

Lombard (City of) (Clover Creek
Apartments Project); VRD Multi-Family
Housing Series 2000 RB (CEP-Federal
National Mortgage Association)
    3.54%, 12/15/30                                         (b)                A-1+            --         14,855       14,855,000
---------------------------------------------------------------------------------------------------------------------------------
McCook (City of) (Illinois Saint Andrew
Society); VRD Series 1996 A RB (LOC-
Northern Trust Co.)
    3.57%, 12/01/21                                         (b)(c)             A-1+            --          5,000        5,000,000
---------------------------------------------------------------------------------------------------------------------------------
McCook (City of) (Illinois Saint Andrew
Society); VRD Series 1996 B RB (LOC-
Northern Trust Co.)
    3.57%, 12/01/21                                         (b)(c)             A-1+            --          1,700        1,700,000
---------------------------------------------------------------------------------------------------------------------------------
Orland Hills (City of); Multi-Family
Housing VRD Series 1995 A RB (LOC-
LaSalle Bank N.A.)
    3.53%, 12/01/14                                         (b)(c)              A-1            --          8,470        8,470,000
---------------------------------------------------------------------------------------------------------------------------------

Quincy (City of) (Blessing Hospital
Project); VRD Series 2004 RB (LOC-
JPMorgan Chase Bank, N.A.)
    3.58%, 11/15/33                                         (b)(c)             A-1+        VMIG-1          4,520        4,520,000
---------------------------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs (Central Lake
County Joint Action Water Agency);
VRD Series 2003 B18 RB (Acquired
02/19/03; Cost $9,705,000)
    3.54%, 05/01/20                                         (b)(k)(l)            --        VMIG-1          9,705        9,705,000
---------------------------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs (City of Chicago
Board of Education); VRD Unlimited
Tax Series 2000 A4 GO (Acquired
11/12/03; Cost $4,845,000)
    3.35%, 11/09/06                                         (g)(h)(k)(l)(n)      --        VMIG-1          4,845        4,845,000
---------------------------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs (City of Chicago
Emergency Telephone System); VRD
Limited Tax Series 2002 A44 GO
(Acquired 08/02/02; Cost $7,825,000)
    3.54%, 01/01/20                                         (b)(k)(l)            --        VMIG-1          7,825        7,825,000
---------------------------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs (City of Chicago);
VRD Limited Tax Series 2000 A12 GO
(Acquired 10/13/00; Cost $12,200,000)
    3.54%, 01/01/23                                         (b)(k)(l)            --        VMIG-1         12,200       12,200,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-16

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Wachovia MERLOTs (Cook County
Regional Transportation Authority);
VRD Series 2001 A93 RB (Acquired
10/01/01; Cost $7,235,000)
    3.54%, 07/01/27                                         (b)(k)(l)            --        VMIG-1    $     7,235     $  7,235,000
---------------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook County
Regional Transportation Authority);
VRD Unlimited Tax Series 2002 A41
GO (Acquired 07/25/02; Cost
$17,675,000)
    3.54%, 06/01/17                                         (b)(k)(l)            --        VMIG-1         17,675       17,675,000
---------------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook County);
VRD Unlimited Tax Series 2003 B11
GO (Acquired 01/29/03; Cost
$6,995,000)
    3.54%, 11/15/25                                         (b)(k)(l)            --        VMIG-1          6,995        6,995,000
---------------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (State of Illinois);
VRD Unlimited Tax VRD Series 2001
A124 GO (Acquired 11/26/01; Cost
$7,880,000)
    3.54%, 11/01/26                                         (b)(k)(l)           A-1            --          7,880        7,880,000
---------------------------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs (University of
Illinois); VRD Series 2000 S GO
(Acquired 03/20/00; Cost $14,400,000)
    3.54%, 04/01/30                                         (b)(k)(l)            --        VMIG-1         14,400       14,400,000
---------------------------------------------------------------------------------------------------------------------------------
Will (County of) (University of St.
Francis); VRD Series 2005 RB (LOC-
Fifth Third Bank)
    3.58%, 12/01/25                                         (b)(c)               --        VMIG-1          8,400        8,400,000
=================================================================================================================================
                                                                                                                      525,605,557
=================================================================================================================================

INDIANA--2.88%

ABN AMRO Munitops Ctfs. Trust
(Indianapolis Public Improvement Bond
Bank Waterworks); Non-AMT VRD
Series 2002-7 RB (Acquired 11/17/05;
Cost $5,000,000)
    3.55%, 07/01/10                                         (b)(k)(l)            --        VMIG-1          5,000        5,000,000
---------------------------------------------------------------------------------------------------------------------------------

ABN AMRO Munitops Ctfs. Trust
(Township of Wayne, County of Marion
School Building Corp.); Multi-State Non-
AMT VRD Series 2003-27 RB
(Acquired 11/12/03; Cost $13,795,000)
    3.56%, 07/15/11                                         (b)(k)(l)            --        VMIG-1         13,795       13,795,000
---------------------------------------------------------------------------------------------------------------------------------
CDC Municipal Products, Inc. (Indiana
(State of) Transportation Finance
Authority); Highway VRD Series 2004-5
A RB (Acquired 10/21/04; Cost
$1,975,000)
    3.55%, 12/01/18                                         (b)(k)(l)          A-1+            --          1,975        1,975,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-17

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Development Finance
Authority (Indiana Historical Society,
Inc. Project); VRD Educational Facilities
Series 1996 RB (LOC-JPMorgan Chase
Bank, N.A.) (Acquired 07/25/05; Cost
$3,410,000)
    3.58%, 08/01/31                                         (b)(c)(k)          A-1+            --    $     3,410     $  3,410,000
---------------------------------------------------------------------------------------------------------------------------------

Indiana (State of) Development Finance
Authority (Indianapolis Museum of Art);
Educational Facilites Historical VRD
Series 2002 RB (LOC-JPMorgan Chase
Bank, N.A.)
    3.58%, 02/01/37                                         (b)(c)               --        VMIG-1          3,700        3,700,000
---------------------------------------------------------------------------------------------------------------------------------

Indiana (State of) Facility Financing
Authority (Stone Belt Arc Inc. Project);
VRD Series 2005 RB (LOC-JPMorgan
Chase Bank, N.A.)
    3.59%, 02/01/25                                         (b)(c)               --        VMIG-1          1,600        1,600,000
---------------------------------------------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
Financing Authority (Golden Years
Homestead); VRD Series 2002 A RB
(LOC-Wells Fargo Bank, N.A.)
    3.53%, 06/01/25                                         (b)(c)             A-1+            --          6,500        6,500,000
---------------------------------------------------------------------------------------------------------------------------------

Indianapolis (City of) Local Public
Improvement Bond Bank (Waterworks
Project); VRD Series 2005 H RB (INS-
MBIA Insurance Corp.)
    3.52%, 01/01/37                                         (b)(j)             A-1+        VMIG-1          7,000        7,000,000
---------------------------------------------------------------------------------------------------------------------------------

Indianapolis (City of) Local Public
Improvement Bond Bank (Waterworks
Project); VRD Series 2005 G-1 RB (INS-
MBIA Insurance Co.)
    3.52%, 01/01/35                                         (b)(j)             A-1+        VMIG-1          6,555        6,555,000
---------------------------------------------------------------------------------------------------------------------------------
Indianapolis (City of) Local
Public Improvement Bond Bank; Series
2005 F RN
    4.00%, 01/06/06                                                           SP-1+            --          9,500        9,501,079
---------------------------------------------------------------------------------------------------------------------------------

JPMorgan PUTTERs (Merrillville (City
of) Multi School Building Corp.); VRD
Series 2005 923 RB (Acquired 06/09/05;
Cost $4,775,000)
    3.55%, 01/15/13                                         (b)(k)(l)           A-1            --          4,775        4,775,000
---------------------------------------------------------------------------------------------------------------------------------
Purdue University (Student Fee);
University Series 1996 M RB
    6.00%, 07/01/06                                         (h)(o)              NRR           NRR          1,950        2,028,996
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-18

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Tippecanoe (County of) (Faith Properties
Inc. Project); VRD Series 2005 RB
(LOC-Regions Bank)
    3.56%, 11/01/30                                         (b)(c)(f)            --            --    $     6,475     $  6,475,000
---------------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (County of Porter
Jail Building Corp.); VRD Series 2001
A58 RB (Acquired 11/12/03; Cost
$9,405,000)
    3.35%, 11/09/06                                         (g)(h)(k)(l)(n)      --        VMIG-1          9,405        9,405,000
=================================================================================================================================
                                                                                                                       81,720,075
=================================================================================================================================

IOWA--0.46%

Iowa (State of) Finance Authority
(Morningside College Project); Private
College Facility VRD Series 2002 RB
(LOC-U.S. Bank, N.A.)
    3.60%, 10/01/32                                         (b)(c)             A-1+            --          2,055        2,055,000
---------------------------------------------------------------------------------------------------------------------------------

Iowa (State of) Higher Education Loan
Authority; Educational Loan Private
College Facility ACES VRD Series 1985
(INS-MBIA Insurance Corp.)
    3.62%, 12/01/15                                         (b)(j)             A-1+        VMIG-1          5,100        5,100,000
---------------------------------------------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
Authority (Graceland Private College);
VRD Series 2003 RB (LOC-Bank of
America, N.A.)
    3.60%, 02/01/33                                         (b)(c)               --        VMIG-1          5,820        5,820,000
=================================================================================================================================
                                                                                                                       12,975,000
=================================================================================================================================
KANSAS--0.54%

Eagle Tax Exempt Trust (County of
Wyandotte Unified Government Utility
System); VRD Series 2004-0038 A COP
(Acquired 09/08/04; Cost $5,000,000)
    3.56%, 09/01/21                                         (b)(k)(l)          A-1+            --          5,000        5,000,000
---------------------------------------------------------------------------------------------------------------------------------

Kansas (State of) Development Finance
Authority (Deaconess Long Term Care);
Health Facilities VRD Series 2000 C RB
(LOC-LaSalle Bank N.A.)
    3.59%, 05/15/30                                         (b)(c)               --        VMIG-1          4,280        4,280,000
---------------------------------------------------------------------------------------------------------------------------------

Olathe (City of) Recreational Facilities
(YMCA of Greater Kansas City Project);
VRD Series 2002 B RB (LOC-Bank of
America, N.A.)
    3.60%, 11/01/18                                         (b)(c)               --        VMIG-1          3,215        3,215,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-19

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
KANSAS-(CONTINUED)

Wichita (City of) Recreational Facilities
(YMCA of Wichita Project); VRD Series
1998 XI RB (LOC-Bank of America,
N.A.) (Acquired 02/15/01; Cost
$2,900,000)
    3.60%, 08/01/09                                         (b)(c)(k)          A-1+            --    $     2,900     $  2,900,000
=================================================================================================================================
                                                                                                                       15,395,000
=================================================================================================================================

KENTUCKY--1.07%

Ewing (City of) Kentucky Area
Development Districts Financing Trust
(Lease Acquisition Program); VRD
Series 2000 RB (LOC-Wachovia Bank, N.A.)
    3.62%, 06/01/33                                         (b)(c)(m)          A-1+            --          5,845        5,845,000
---------------------------------------------------------------------------------------------------------------------------------
Jefferson (County of) Industrial Building
(Franciscan Eldercare Service); VRD
Series 2001 RB (LOC-LaSalle Bank N.A.)
    3.56%, 05/15/30                                         (b)(c)              A-1            --          3,925        3,925,000
---------------------------------------------------------------------------------------------------------------------------------
Lexington (City of) Center Corp.; VRD
Mortgage Series 2001 A RB (INS-
Ambac Assurance Corp.)
    3.58%, 10/01/21                                         (b)(j)             A-1+            --          3,000        3,000,000
---------------------------------------------------------------------------------------------------------------------------------
Newport (City of) Kentucky League of
Cities Funding Trust; Lease Program
VRD Series 2002 RB (LOC-U.S. Bank, N.A.)
    3.58%, 04/01/32                                         (b)(c)(m)            --        VMIG-1         17,550       17,550,000
=================================================================================================================================
                                                                                                                       30,320,000
=================================================================================================================================

LOUISIANA--0.92%

Louisiana (State of) Local Government
Environmental Facilities & Community
Development Authority (Shreveport
Utility System Project); VRD Series
2005 RB (INS-Financial Security
Assurance Inc.)
    3.58%, 10/01/26                                         (b)(j)             A-1+            --         18,000       18,000,000
---------------------------------------------------------------------------------------------------------------------------------

Louisiana (State of) Offshore Terminal
Authority; Refunding Deep Water Port
VRD Series 2003 B RB (LOC-JPMorgan
Chase Bank, N.A.)
    3.58%, 09/01/14                                         (b)(c)             A-1+            --          3,850        3,850,000
---------------------------------------------------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
Authority (LSU Alumni Association
Project); VRD Series 2001 RB (LOC-
Regions Bank)
    3.54%, 03/01/16                                         (b)(c)               --        VMIG-1          4,365        4,365,000
=================================================================================================================================
                                                                                                                       26,215,000
=================================================================================================================================


TFIT-QTR-1                             F-20

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
MAINE--0.38%

JPMorgan PUTTERs (State of Maine
Turnpike Authority); VRD Turnpike
Series 2004 546 RB (Acquired 10/28/04;
Cost $1,790,000)
    3.55%, 07/01/12                                         (b)(k)(l)            --        VMIG-1    $     1,790     $  1,790,000
---------------------------------------------------------------------------------------------------------------------------------

Maine (State of); Unlimited Tax Series
2005 BAN
    4.00%, 06/22/06                                                              --        MIG-1           9,100        9,157,009
=================================================================================================================================
                                                                                                                       10,947,009
=================================================================================================================================

MARYLAND--1.91%

Baltimore (County of) (Blue Circle Inc.
Project); Economic Development VRD
Series 1992 RB (LOC-BNP Paribas)
    3.58%, 12/01/17                                         (b)(c)(e)            --        VMIG-1          7,900        7,900,000
---------------------------------------------------------------------------------------------------------------------------------

Frederick (County of) Retirement
Community (Buckingham's Choice Inc.
Project); VRD Series 1997 C RB (LOC-
Branch Banking & Trust Co.)
    3.56%, 01/01/27                                         (b)(c)              A-1        VMIG-1          6,000        6,000,000
---------------------------------------------------------------------------------------------------------------------------------

Howard (County of) Economic
Development (Norbel School Inc.
Project); VRD Series 2001 RB (LOC-
Branch Banking & Trust Co.)
    3.55%, 02/01/28                                         (b)(c)               --        VMIG-1          4,785        4,785,000
---------------------------------------------------------------------------------------------------------------------------------
Maryland (State of) Economic
Development Corp. (Prologue Inc.
Project); Economic Development VRD
Series 2005 RB (LOC-Bank of America, N.A.)
    3.57%, 06/01/31                                         (b)(c)               --        VMIG-1          3,500        3,500,000
---------------------------------------------------------------------------------------------------------------------------------

Maryland (State of) Economic
Development Corp. (YMCA of Central
Maryland Inc. Project); Economic
Development VRD Series 2003 RB
(LOC-Branch Banking & Trust Co.)
    3.55%, 04/01/28                                         (b)(c)               --        VMIG-1          3,500        3,500,000
---------------------------------------------------------------------------------------------------------------------------------

Maryland (State of) Health & Higher
Educational Facilities Authority
(Adventist Healthcare); Educational
Facilities VRD Series 2005 A RB (LOC-
LaSalle Bank N.A.)
    3.55%, 01/01/35                                         (b)(c)               --        VMIG-1         18,000       18,000,000
---------------------------------------------------------------------------------------------------------------------------------

Maryland (State of) Health & Higher
Educational Facilities Authority (Glen
Meadows Retirement); VRD Series 1999
A RB (LOC-Wachovia Bank, N.A.)
    3.55%, 07/01/29                                         (b)(c)             A-1+            --          2,000        2,000,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-21

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
MARYLAND-(CONTINUED)

Maryland (State of) Industrial
Development Financing Authority
(Baltimore International College
Facility); Economic VRD Series 2005
RB (LOC-Branch Banking & Trust Co.)
    3.55%, 11/01/30                                         (b)(c)               --        VMIG-1    $     3,700     $  3,700,000
---------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley & Co. Inc. Trust Floater
Ctfs. (State of Maryland Health &
Higher Educational Facilities Authority);
VRD Floating Rate Trust Ctfs. Series
2003-829 RB (Acquired 06/19/03; Cost
$3,800,000)
    3.55%, 08/15/38                                         (b)(k)(l)            --        VMIG-1          3,800        3,800,000
---------------------------------------------------------------------------------------------------------------------------------
Queen Annes (County of) (Safeway Inc.
Project); Refunding Economic
Development VRD Series 1994 RB
(LOC-Deutsche Bank A.G.)
    3.25%, 12/01/09                                         (c)(e)(i)           A-1            --          1,145        1,145,000
=================================================================================================================================
                                                                                                                       54,330,000
=================================================================================================================================

MASSACHUSETTS--0.12%

Massachusetts (State of) Bay
Transportation Authority (General
Transportation System); Series 1996 A RB
    5.63%, 03/01/06                                         (h)(o)              NRR          Aaa           3,260        3,306,930
=================================================================================================================================

MICHIGAN--6.73%

ABN AMRO Munitops Ctfs. Trust
(State of Michigan Building Authority);
Non-AMT VRD Series 2003-35 RB
(Acquired 09/29/05; Cost $10,595,000)
    3.54%, 10/15/11                                         (b)(k)(l)            --        VMIG-1         10,595       10,595,000
---------------------------------------------------------------------------------------------------------------------------------

Bruce (Township of) Hospital Finance
Authority (Sisters Charity of St. Joseph);
Health Care System VRD Series 1988 B
RB (INS-MBIA Insurance Corp.)
    2.98%, 05/01/18                                         (h)(i)(j)          A-1+        VMIG-1          2,000        2,000,000
---------------------------------------------------------------------------------------------------------------------------------

Dearborn (City of) Economic
Development Corp. (Henry Ford Village
Inc. Project); VRD Limited Tax Series
1998 IDR (LOC-Comerica Bank)
    3.59%, 10/01/23                                         (b)(c)(p)            --            --          8,300        8,300,000
---------------------------------------------------------------------------------------------------------------------------------

Detroit (City of), Water Supply System;
Refunding Sr. Lien VRD Series 2003 D
RB (INS-MBIA Insurance Corp.)
    3.58%, 07/01/33                                         (b)(j)             A-1+        VMIG-1         40,440       40,440,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-22

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Eagle Tax-Exempt Trust (City of Detroit
School District); VRD Unlimited Tax
Series 2002-6014  A GO (Acquired
11/06/02; Cost $7,105,000)
    3.56%, 05/01/32                                         (b)(k)(l)          A-1+            --    $     7,105     $  7,105,000
---------------------------------------------------------------------------------------------------------------------------------
Kalamazoo (County of) Economic
Development Corp. (Heritage
Community Project); Refunding VRD
Limited Tax Series 2004 RB (LOC-Fifth
Third Bank)
    3.54%, 05/15/17                                         (b)(c)             A-1+            --          3,490        3,490,000
---------------------------------------------------------------------------------------------------------------------------------

Kent (County of) Hospital Finance
Authority (Butterworth Health System);
Health Care Series 1996 A RB
    5.63%, 01/15/06                                         (h)(o)              AAA          Aaa           5,275        5,385,549
---------------------------------------------------------------------------------------------------------------------------------

Kent (County of) Hospital Finance
Authority (Metropolitan Hospital
Project); Refunding VRD Series 2005 B
RB (LOC-ABN AMRO Bank N.V.)
    3.43%, 07/01/40                                         (b)(c)(e)           A-1            --          2,700        2,700,000
---------------------------------------------------------------------------------------------------------------------------------
Michigan (State of) Building Authority
(Multi-Modal Facilities Program); VRD
Series 2005 II A RB (LOC-Depfa Bank PLC)
    3.33%, 10/15/40                                         (b)(c)(e)          A-1+        VMIG-1         23,100       23,100,000
---------------------------------------------------------------------------------------------------------------------------------
Michigan (State of) Higher Educational
Facilities Authority (Hope College);
Refunding VRD Limited Tax Series
2004 GO (LOC-JPMorgan Chase Bank, N.A.)
    3.56%, 04/01/34                                         (b)(c)             A-1+            --          1,900        1,900,000
---------------------------------------------------------------------------------------------------------------------------------

Michigan (State of) Municipal Bond
Authority (Local Government Loan
Program); Series 2003 C RB
    4.00%, 05/01/06                                                              AA           Aa2          1,000        1,004,343
---------------------------------------------------------------------------------------------------------------------------------

Michigan (State of) Municipal Bond
Authority; Series 2005 B-2 RN (LOC-
JPMorgan Chase Bank, N.A.)
    4.00%, 08/18/06                                         (c)               SP-1+            --         10,000       10,065,231
---------------------------------------------------------------------------------------------------------------------------------

Michigan (State of) Strategic Fund
(Orchestra Place Renewal Partnership
Project); Limited Tax VRD Series 2000
RB (LOC-LaSalle Bank N.A.)
    3.49%, 09/01/22                                         (b)(c)              A-1            --          8,300        8,300,000
---------------------------------------------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Van
Andel Research Institute Project);
Limited Tax VRD Series 1997 RB (LOC-
LaSalle Bank N.A.)
    3.58%, 11/01/27                                         (b)(c)              A-1            --          4,500        4,500,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-23

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Michigan (State of); Unlimited Tax
Series 2005 A GO
    4.50%, 09/29/06                                                            SP-1+        MIG-1    $     9,100     $  9,180,915
---------------------------------------------------------------------------------------------------------------------------------
Oakland (County of) Economic
Development Corp. (Rochester College
Project);  VRD Limited Obligation
Series 2001 RB (LOC-JPMorgan Chase
Bank, N.A.)
    3.58%, 08/01/21                                         (b)(c)(m)            --        VMIG-1          5,371        5,371,000
---------------------------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs (City of Detroit
Sewage Disposal System); VRD Series
2001 A112 RB (Acquired 10/31/01;
Cost $11,485,000)
    3.54%,, 07/01/32                                        (b)(k)(l)            --        VMIG-1         11,485       11,485,000
---------------------------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs (City of Detroit
Sewage Disposal System); VRD Series
2003 B41 RB (Acquired 07/09/03; Cost
$11,225,000)
    3.54%,, 07/01/26                                        (b)(k)(l)            --        VMIG-1         11,225       11,225,000
---------------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Detroit
Water Supply System); VRD Series
2000 D RB (Acquired 01/21/00; Cost
$10,000,000)
    3.54%, 07/01/29                                         (b)(k)(l)            --        VMIG-1         10,000       10,000,000
---------------------------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs (State of Michigan
Hospital Finance Authority); VRD
Series 1997 X RB (Acquired 12/12/03;
Cost $15,000,000)
    3.54%,, 08/15/24                                        (b)(k)(l)            --        VMIG-1         15,000       15,000,000
=================================================================================================================================
                                                                                                                      191,147,038
=================================================================================================================================

MINNESOTA--4.33%

JPMorgan PUTTERs (State of
Minnesota Public Facilities Authority);
VRD Drinking Water Series 2002-319
COP (Acquired 07/31/03; Cost
$13,970,000)
    3.55%, 03/01/21                                         (b)(k)(l)           A-1            --         13,970       13,970,000
---------------------------------------------------------------------------------------------------------------------------------

Minnesota (State of) Higher Education
Facilities Authority (University of St.
Thomas); VRD Series 2004 Five-Z RB
(LOC-LaSalle Bank N.A.)
    3.54%, 10/01/29                                         (b)(c)               --        VMIG-1          9,600        9,600,000
---------------------------------------------------------------------------------------------------------------------------------
Rochester (City of) Health Care
Facilities (Mayo Foundation);
Commercial Paper Notes, Adjustable
Tender Series 1988 F
    3.10%, 02/07/06                                                            A-1+            --         20,000       20,000,000
---------------------------------------------------------------------------------------------------------------------------------
Rochester (City of) Health Care
Facilities (Mayo Foundation);
Commercial Paper Notes, Adjustable
Tender Series 2000 A
    2.84%, 01/06/06                                                            A-1+            --         16,000       16,000,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-24

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

Rochester (City of) Health Care
Facilities (Mayo Foundation);
Commercial Paper Notes, Adjustable
Tender Series 2000 B
    3.10%, 01/17/06                                                            A-1+            --    $    20,500     $ 20,500,000
---------------------------------------------------------------------------------------------------------------------------------
Rochester (City of) Health Care
Facilities (Mayo Foundation);
Commercial Paper Notes, Adjustable
Tender Series 2001 D
    2.84%, 01/06/06                                                            A-1+        VMIG-1         20,500       20,500,000
---------------------------------------------------------------------------------------------------------------------------------
Rochester (City of) Health Care
Facilities (Mayo Foundation);
Commercial Paper Notes, Adjustable
Tender Series 2001 D
    3.10%, 01/19/06                                                            A-1+        VMIG-1          5,000        5,000,000
---------------------------------------------------------------------------------------------------------------------------------

St. Paul (City of) Housing &
Redevelopment Authority (Science
Museum of Minnesota); VRD Series
1997 A RB (LOC-U.S. Bank, N.A.)
    3.53%, 05/01/27                                         (b)(c)               --        VMIG-1         17,560       17,560,000
=================================================================================================================================
                                                                                                                      123,130,000
=================================================================================================================================

MISSISSIPPI--0.60%

ABN AMRO Munitops Ctfs. Trust
(State of Mississippi Development
Board-Jackson Water & Sewer); Multi-
State Non-AMT VRD Series 2002-22
Ctfs. (Acquired 09/10/03; Cost
$9,995,000)
    3.56%,, 09/01/10                                        (b)(k)(l)            --        VMIG-1          9,995        9,995,000
---------------------------------------------------------------------------------------------------------------------------------

Eagle Tax Exempt Trust (State of
Mississippi); VRD Unlimited Tax Series
2002-6018 A COP (Acquired 11/20/02;
Cost $3,200,000)
    3.56%,, 11/01/22                                        (b)(k)(l)          A-1+            --          3,200        3,200,000
---------------------------------------------------------------------------------------------------------------------------------

Mississippi (State of) Business Finance
Corp. (St. Andrew Episcopal Day
Project); VRD Series 2003 RB (LOC-
Allied Irish Banks plc)
    3.55%, 07/01/25                                         (b)(c)(e)            --        VMIG-1          3,800        3,800,000
=================================================================================================================================
                                                                                                                       16,995,000
=================================================================================================================================
MISSOURI--1.88%

210 Highway Transportation
Development District (The) (Missouri
210 Highway Improvement Project);
Improvement Series 1999 A RB (LOC-
U.S. Bank, N.A.)
    4.80%, 07/15/06                                         (c)                  AA           Aa1          2,005        2,019,558
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-25

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Missouri (State of) Development
Finance Board (Association of
Municipal Lease Financing Program);
Commercial Paper Notes Series 2005
(LOC-U.S. Bank, N.A.)
    3.10%, 01/05/06                                         (c)                  --          P-1    $     27,868     $ 27,868,000
---------------------------------------------------------------------------------------------------------------------------------

Missouri (State of) Development
Finance Board (Center of Creative Arts
Project); Cultural Facilities VRD Series
2004 RB (LOC-National City Bank)
    3.57%, 07/01/24                                         (b)(c)               --        VMIG-1          2,200        2,200,000
---------------------------------------------------------------------------------------------------------------------------------

Missouri (State of) Health & Educational
Facilities Authority (Lutheran Senior
Services); Health Facilities VRD Series
2000 RB (LOC-U.S. Bank N.A.)
    3.53%, 02/01/31                                         (b)(c)               --        VMIG-1         15,000       15,000,000
---------------------------------------------------------------------------------------------------------------------------------

Platte (County of) Industrial
Development Authority (Southern Platte
County Athletic Assoc. Inc.);
Recreational Facilities VRD Series 2005
A RB (LOC-Bank of America, N.A.)
    3.57%, 10/01/25                                         (b)(c)               --        VMIG-1          2,140        2,140,000
---------------------------------------------------------------------------------------------------------------------------------

St. Louis (County of) Industrial
Development Authority (Friendship
Village of South County); VRD Series
2002 B IDR (LOC-LaSalle Bank N.A.)
    3.53%, 09/01/22                                         (b)(c)              A-1            --          2,915        2,915,000
---------------------------------------------------------------------------------------------------------------------------------
St. Louis (County of) Industrial
Development Authority (Whitfield
School Inc.); Educational Facilities
Refunding VRD Series 2004 B IDR
(LOC-U.S. Bank, N.A.)
    3.57%, 06/15/24                                         (b)(c)             A-1+            --          1,200        1,200,000
=================================================================================================================================
                                                                                                                       53,342,558
=================================================================================================================================

MONTANA--0.35%

Montana (State of) Facility Finance
Authority (Mission Ridge Project); VRD
Series 2002 RB (LOC-LaSalle Bank N.A.)
    3.56%, 08/01/27                                         (b)(c)(f)(m)         --            --          9,900        9,900,000
=================================================================================================================================

NEBRASKA--3.19%

Nebhelp Inc.; Multi-Mode VRD Series
1985 A RB (INS-MBIA Insurance Corp.)
    3.55%, 12/01/15                                         (b)(j)             A-1+        VMIG-1         32,475       32,475,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-26

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEBRASKA-(CONTINUED)

Nebhelp Inc.; Multi-Mode VRD Series
1985 B RB (INS-MBIA Insurance Corp.)
    3.55%, 12/01/15                                         (b)(j)             A-1+        VMIG-1    $     3,590     $  3,590,000
---------------------------------------------------------------------------------------------------------------------------------
Nebhelp Inc.; Multi-Mode VRD Series
1985 C RB (INS-MBIA Insurance Corp.)
    3.55%, 12/01/15                                         (b)(j)             A-1+        VMIG-1         20,000       20,000,000
---------------------------------------------------------------------------------------------------------------------------------
Nebhelp Inc.; Multi-Mode VRD Series
1985 D RB (INS-MBIA Insurance Corp.)
    3.55%, 12/01/15                                         (b)(j)             A-1+        VMIG-1          5,865        5,865,000
---------------------------------------------------------------------------------------------------------------------------------

Nebhelp Inc.; Multi-Mode VRD Series
1985 E RB (INS-MBIA Insurance Corp.)
    3.55%, 12/01/15                                         (b)(j)             A-1+        VMIG-1         28,635       28,635,000
=================================================================================================================================
                                                                                                                       90,565,000
=================================================================================================================================

NEVADA--0.23%

ABN AMRO Munitops Ctfs. Trust
(County of Washoe); Refunding VRD
Limited Tax Series 2001-24 Single
Asset Trust Ctfs. (Acquired 06/21/01;
Cost $6,500,000)
    3.56%, 07/01/09                                         (b)(k)(l)            --        VMIG-1          6,500        6,500,000
=================================================================================================================================

NEW HAMPSHIRE--0.59%

Morgan Stanley & Co. Inc. Trust Floater
Ctfs. (New Hampshire Higher
Educational & Health Facilities
Authority); Refunding VRD Series 2003-
772 RB (Acquired 01/22/03; Cost
$5,186,500)
    3.55%, 01/01/17                                         (b)(k)(l)           A-1            --          5,187        5,186,500
---------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley & Co. Inc. Trust Floater
Ctfs. (New Hampshire Higher
Educational & Health Facilities
Authority); Refunding VRD Series 2003-
866 RB (Acquired 10/23/03; Cost
$7,485,000)
    3.55%, 08/15/21                                         (b)(k)(l)           A-1            --          7,485        7,485,000
---------------------------------------------------------------------------------------------------------------------------------

New Hampshire (State of) Health &
Education Facilities Authority (Antioch
University Issue); Refunding
Educational Facilities VRD Series 2004
RB (LOC-National City Bank)
    3.56%, 12/01/24                                         (b)(c)              A-1            --          4,175        4,175,000
=================================================================================================================================
                                                                                                                       16,846,500
=================================================================================================================================



TFIT-QTR-1                             F-27

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--0.22%

New Mexico (State of) Finance
Authority (University of New Mexico
Health Sciences Center Project); VRD
Cigarette Tax Series 2004 B RB (INS-
MBIA Insurance Corp.)
    3.58%, 04/01/19                                         (b)(j)             A-1+        VMIG-1    $     4,200      $ 4,200,000
---------------------------------------------------------------------------------------------------------------------------------
New Mexico (State of) Hospital
Equipment Loan Council (Dialysis
Clinic Inc. Project); VRD Series 2000
RB (LOC-SunTrust Bank)
    3.58%, 07/01/25                                         (b)(c)               --        VMIG-1          2,000        2,000,000
=================================================================================================================================
                                                                                                                        6,200,000
=================================================================================================================================
NEW YORK--0.56%

ABN AMRO Munitops Ctfs. Trust
(Triborough Bridge & Tunnel
Authority); Non-AMT VRD Series 2002-
31 Ctfs. (Acquired 03/24/04; Cost
$16,000,000)
    3.54%, 11/15/10                                         (b)(k)(l)            --        VMIG-1         16,000       16,000,000
=================================================================================================================================

NORTH CAROLINA--2.05%

Charlotte (City of); Commercial Paper
Series 2005 BAN GO
    2.65%, 01/11/06                                                            A-1+           --           6,300        6,300,000
---------------------------------------------------------------------------------------------------------------------------------
Charlotte (City of); Commercial Paper
Series 2005 BAN GO
    2.70%, 04/04/06                                                            A-1+           --           7,600        7,600,000
---------------------------------------------------------------------------------------------------------------------------------
Charlotte (City of); Commercial Paper
Series 2005 BAN GO
    2.92%, 05/09/06                                                            A-1+           --           1,900        1,900,000
---------------------------------------------------------------------------------------------------------------------------------

Forsyth (County of) Industrial Facilities
& Pollution Control Financing Authority
(YWCA Winston); Recreational
Facilities VRD Series 2005 RB (LOC-
Branch Banking & Trust Co.)
    3.55%, 12/01/30                                         (b)(c)               --        VMIG-1          2,500        2,500,000
---------------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Capital
Facilities Finance Agency (Barton
College); Educational Facilities VRD
Series 2004 RB (LOC-Branch Banking
& Trust Co.)
    3.55%, 07/01/19                                         (b)(c)               --        VMIG-1          5,325        5,325,000
---------------------------------------------------------------------------------------------------------------------------------

North Carolina (State of) Capital
Facilities Finance Agency (Canterbury
School Project); Educational Facilities
VRD Series 2002 RB (LOC-Branch
Banking & Trust Co.)
    3.55%, 08/01/22                                         (b)(c)               --        VMIG-1            580          580,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-28

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital
Facilities Finance Agency (Forsyth
Country Day School); Educational
Facilities VRD Series 2005 RB (LOC-
Branch Banking & Trust Co.)
    3.55%, 12/01/31                                         (b)(c)               --        VMIG-1    $     2,600     $  2,600,000
---------------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Capital
Facilities Finance Agency (Guilford
College); Capital Facilities VRD Series
2005 B RB (LOC-Branch Banking &
Trust Co.)
    3.55%, 09/01/35                                         (b)(c)               --        VMIG-1          1,000        1,000,000
---------------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
Commission (Carolina Meadows Inc.
Project); Health Care Facilities VRD
Series 2004 (LOC-Allied Irish Banks plc)
    3.56%, 12/01/34                                         (b)(c)(e)            --        VMIG-1          5,000        5,000,000
---------------------------------------------------------------------------------------------------------------------------------

North Carolina (State of) Medical Care
Commission (Person Memorial
Hospital); Health Care Facilities VRD
Series 2005 RB (LOC-Branch Banking
& Trust Co.)
    3.55%, 01/01/35                                         (b)(c)               --        VMIG-1          2,500        2,500,000
---------------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
Commission (Southeastern Regional
Medical Center); Hospital VRD Series
2005 RB (LOC-Branch Banking & Trust Co.)
    3.55%, 06/01/37                                         (b)(c)               --        VMIG-1          3,000        3,000,000
---------------------------------------------------------------------------------------------------------------------------------

North Carolina (State of) Medical Care
Commission (Westcare Health System);
Hospital VRD Series 2002 A RB (LOC-
Branch Banking & Trust Co.)
    3.55%, 09/01/22                                         (b)(c)               --        VMIG-1          9,390        9,390,000
---------------------------------------------------------------------------------------------------------------------------------

North Carolina (State of) Medical Care
Commission; Refunding First Mortgage
Health Care Facilities VRD Series 2004
C RB (LOC-SunTrust Bank)
    3.55%, 11/01/27                                         (b)(c)               --        VMIG-1          3,500        3,500,000
---------------------------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs (North Carolina
(State of) Eastern Municipal Power
Agency); VRD Series 2005 A02 RB
(Acquired 04/12/05; Cost $7,115,000)
    3.54%, 01/01/22                                         (b)(k)(l)            --        VMIG-1          7,115        7,115,000
=================================================================================================================================
                                                                                                                       58,310,000
=================================================================================================================================


TFIT-QTR-1                             F-29

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
OHIO--2.02%

Akron, Bath & Copley (Townships of)
Joint Township Hospital District
(Summa Health Systems); Hospital
Facilities VRD Series 2004 B RB (LOC-
JPMorgan Chase Bank, N.A.)
    3.56%, 11/01/34                                         (b)(c)               --        VMIG-1    $     4,900     $  4,900,000
---------------------------------------------------------------------------------------------------------------------------------

Cambridge (City of) Hospital Facilities
(Regional Medical Center Project);
Refunding & Improvement VRD Series
2001 RB (LOC-National City Bank)
    3.56%, 12/01/21                                         (b)(c)               --        VMIG-1          9,990        9,990,000
---------------------------------------------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
Village Project); Health Care VRD
Series 1994 RB (LOC-National City Bank)
    3.54%, 11/01/13                                         (b)(c)               --        VMIG-1          2,835        2,835,000
---------------------------------------------------------------------------------------------------------------------------------

Cuyahoga (County of) Health Care
Facilities (Judson Retirement
Community); Refunding VRD Series 2000
RB (LOC-National City Bank)
    3.56%, 11/15/19                                         (b)(c)              A-1            --            135          135,000
---------------------------------------------------------------------------------------------------------------------------------

Franklin (County of) Health Care
Facilities (First Community Village);
Refunding & Improvement VRD Series
2005 RB (LOC-Sovereign Bank, KBC
Bank N.V.)
    3.54%, 03/01/36                                         (b)(c)(e)          A-1+            --          5,000        5,000,000
---------------------------------------------------------------------------------------------------------------------------------

Lakewood (City of); Limited Tax Series
2005 BAN GO
    3.50%, 06/15/06                                                              --         MIG-1          4,000        4,012,861
---------------------------------------------------------------------------------------------------------------------------------

Lorain (County of) (EMH Regional
Medical Center Project); Hospital
Facilities VRD Series 2001 RB (LOC-
National City Bank)
    3.60%, 05/01/26                                         (b)(c)(p)            --            --         14,505       14,505,000
---------------------------------------------------------------------------------------------------------------------------------
Mahoning (County of) Hospital
Facilities (Forum Health Obligation
Group); VRD Series 2002 B RB (LOC-
Fifth Third Bank)
    3.55%, 12/01/27                                         (b)(c)               --        VMIG-1          6,200        6,200,000
---------------------------------------------------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease
Program); Hospital Improvement VRD
Series 1990 RB (LOC-JPMorgan Chase
Bank, N.A.)
    3.54%, 08/01/20                                         (b)(c)             A-1+            --          1,245        1,245,000
---------------------------------------------------------------------------------------------------------------------------------
Middleburg Heights (City of) (Southwest
General Health); Hospital Improvement
VRD Series 1997 RB (LOC-Fifth Third Bank)
    3.55%, 08/15/22                                         (b)(c)             A-1+            --          5,230        5,230,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-30

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Montgomery (County of) (St. Vincent
DePaul Society); Limited Obligation
VRD Series 1996 RB (LOC-National
City Bank)
    3.56%, 12/01/10                                         (b)(c)              A-1            --    $     1,475     $  1,475,000
---------------------------------------------------------------------------------------------------------------------------------
Upper Arlington (City of); Street
Improvement Limited Tax Series 2005
BAN GO
    3.00%, 01/10/06                                                              --         MIG-1          1,802        1,802,287
=================================================================================================================================
                                                                                                                       57,330,148
=================================================================================================================================

OKLAHOMA--2.37%

Muskogee (City of) Industrial Trust
(Warmack-Muskogee Ltd.); VRD Series
1985 IDR (LOC-Bank of America, N.A.)
(Acquired 12/07/05; Cost $2,200,000)
    3.70%, 12/01/15                                         (b)(c)(k)            --        VMIG-1          2,200        2,200,000
---------------------------------------------------------------------------------------------------------------------------------

Muskogee (City of) Industrial Trust
(Muskogee Hall Limited Project); VRD
Series 1985 D RB (LOC-Bank of
America, N.A.)
    3.70%, 12/01/15                                         (b)(c)               --        VMIG-1          2,660        2,660,000
---------------------------------------------------------------------------------------------------------------------------------

Oklahoma (County of) Finance
Authority (Oxford Oaks Apartments
Projects); Refunding Multi-Family
Housing VRD Series 2000 RB (CEP-
Federal National Mortgage Association)
    3.54%, 07/15/30                                         (b)(m)             A-1+            --         27,695       27,695,000
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma (State of) Development
Finance Authority (Capitol Dome
Project); VRD Series 2001 RB (LOC-
Bank of America, N.A.)
    3.51%, 06/01/11                                         (b)(c)             A-1+            --          2,910        2,910,000
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resources
Board; State Loan Program VRD Series
1995 RB
    2.75%, 03/01/06                                         (h)(i)             A-1+            --          6,690        6,690,000
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resources
Board; State Loan Program VRD Series
1997 RB
    2.75%, 03/01/06                                         (h)(i)             A-1+            --          5,865        5,865,000
---------------------------------------------------------------------------------------------------------------------------------

Payne (County of) Economic
Development Authority (Oklahoma State
University Foundation Phase III Project);
Student Housing VRD Series 2002 RB
(INS-Ambac Assurance Corp.)
    3.54%, 07/01/32                                         (b)(j)               --        VMIG-1         10,000       10,000,000
---------------------------------------------------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority;
Capital Improvements VRD Series 2003 A RB
    3.13%, 05/15/06                                         (h)(i)             A-1+            --          9,200        9,200,000
=================================================================================================================================
                                                                                                                       67,220,000
=================================================================================================================================


TFIT-QTR-1                             F-31

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
OREGON--0.24%

Clackamas (County of) Hospital Facility
Authority (Willamette View); Refunding
VRD Series 2005 A-1 RB (LOC-
Sovereign Bank)
    3.54%, 11/01/29                                         (b)(c)             A-1+            --    $     3,000     $  3,000,000
---------------------------------------------------------------------------------------------------------------------------------

JPMorgan PUTTERs (City of Portland);
Sewer System VRD Series 2004 614 RB
(Acquired 12/02/04; Cost $1,600,000)
    3.55%, 10/01/12                                         (b)(k)(l)            --        VMIG-1          1,600        1,600,000
---------------------------------------------------------------------------------------------------------------------------------

Portland (City of) (Housing South Park
Block Project); Multi-Family VRD
Series 1988 A RB (LOC-Harris N.A.)
    3.47%, 12/01/11                                         (b)(c)             A-1+            --          1,000        1,000,000
---------------------------------------------------------------------------------------------------------------------------------

Portland (City of) Housing Authority
(Riverwood Project); Multi-Family
Housing Series 1995 RB
    6.00%, 01/01/06                                         (h)(o)              AAA           NRR          1,170        1,170,000
=================================================================================================================================
                                                                                                                        6,770,000
=================================================================================================================================
PENNSYLVANIA--4.89%

ABN AMRO Munitops Ctfs. Trust (City
of Reading School District); Non-AMT
VRD Series 2003-20 Ctfs. (Acquired
03/02/05; Cost $4,225,000)
    3.54%, 07/15/11                                         (b)(f)(k)(l)         --            --          4,225        4,225,000
---------------------------------------------------------------------------------------------------------------------------------

ABN AMRO Munitops Ctfs. Trust
(State of Pennsylvania Public School
Building Authority); Non-AMT VRD
Series 2001-30 Ctfs. (Acquired
10/31/02; Cost $5,000,000)
    3.54%, 09/01/09                                         (b)(k)(l)            --        VMIG-1          5,000        5,000,000
---------------------------------------------------------------------------------------------------------------------------------

ABN AMRO Munitops Ctfs. Trust
(State of Pennsylvania Public School
Building Authority); Non-AMT VRD
Series 2003-24 Ctfs. (Acquired
03/08/04; Cost $16,500,000)
    3.54%, 06/01/11                                         (b)(k)(l)            --        VMIG-1         16,500       16,500,000
---------------------------------------------------------------------------------------------------------------------------------
Allegheny (County of) Hospital
Development Authority (Presbyterian
University Hospital); ACES VRD Series
1988 RB (LOC-JPMorgan Chase Bank, N.A.)
    3.57%, 03/01/18                                         (b)(c)               --        VMIG-1          1,000        1,000,000
---------------------------------------------------------------------------------------------------------------------------------
Allegheny (County of) Industrial
Development Authority (Carnegie
Museums of Pittsburgh); VRD Series
2002 IDR (LOC-Citizens Bank of
Pennsylvania)
    3.55%, 08/01/32                                         (b)(c)               --        VMIG-1         11,300       11,300,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-32

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Allegheny (County of) Industrial
Development Authority (Carnegie
Museums of Pittsburgh); VRD Series
2005 IDR (LOC-Citizens Bank of
Pennsylvania)
    3.55%, 04/01/35                                         (b)(c)               --        VMIG-1    $     5,000     $  5,000,000
---------------------------------------------------------------------------------------------------------------------------------
Chartiers Valley (Community of)
Industrial & Commercial Development
Authority (Asbury Villas Project); VRD
Series 2000 B IDR (LOC-LaSalle Bank N.A.)
    3.56%, 12/01/30                                         (b)(c)              A-1            --          7,160        7,160,000
---------------------------------------------------------------------------------------------------------------------------------
Chester (County of) Health &
Educational Facilities Authority
(Kendall-Crosslands Community
Project); Retirement Community VRD
Series 2003 RB (LOC-Allied Irish Banks plc)
    3.56%, 04/01/33                                         (b)(c)(e)           A-1            --          3,000        3,000,000
---------------------------------------------------------------------------------------------------------------------------------
Cumberland (County of) Municipal
Authority (Wesley Affiliated Services);
Refunding VRD Series 2005 RB (LOC-
KBC Bank N.V.)
    3.56%, 01/01/38                                         (b)(c)(e)          A-1+            --          8,000        8,000,000
---------------------------------------------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware
Valley Regional); VRD Series 2001-
3801 COP (Acquired 06/04/01; Cost
$8,900,000)
    3.55%, 08/01/28                                         (b)(k)(l)          A-1+            --          8,900        8,900,000
---------------------------------------------------------------------------------------------------------------------------------

Franklin (County of) Industrial
Development Authority (Chambersburg
Hospital Obligated Group Projects);
Health Care VRD Series 2000 IDR (INS-
Ambac Assurance Corp.)
    3.61%, 12/01/24                                         (b)(j)             A-1+            --          3,275        3,275,000
---------------------------------------------------------------------------------------------------------------------------------

Lackawanna (County of); Unlimited Tax
Series 2004 B GO (INS-Financial
Security Assurance Inc.)
    3.53%, 10/15/29                                         (b)(j)             A-1+            --         11,335       11,335,000
---------------------------------------------------------------------------------------------------------------------------------

Latrobe (City of) Industrial Development
Authority (Greensburg Diocese); VRD
Series 2003 RB (LOC-Allied Irish Banks plc)
    3.55%, 06/01/33                                         (b)(c)(e)            --        VMIG-1          2,000        2,000,000
---------------------------------------------------------------------------------------------------------------------------------
Lehigh (County of) Industrial
Development Authority (Allegheny
Electric Coop. Inc.); Refunding VRD
Series 1984 PCR (LOC-Rabobank
Nederland)
    3.10%, 06/01/14                                         (c)(d)(e)          A-1+            --            950          950,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-33

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Lehigh (County of) Industrial
Development Authority (Allegheny
Electric Coop. Inc.); Refunding VRD
Series 1984 PCR (LOC-Rabobank
Nederland)
    3.10%, 10/01/14                                         (c)(d)(e)          A-1+            --    $     6,780     $  6,780,000
---------------------------------------------------------------------------------------------------------------------------------

Luzerne (County of) Industrial
Development Authority (Methodist
Homes); VRD Series 2003 IDR (LOC-
Sovereign Bank, Bank of New York)
    3.56%, 02/01/29                                         (b)(c)             A-1+            --          3,200        3,200,000
---------------------------------------------------------------------------------------------------------------------------------

Pennsylvania (State of) Higher
Educational Facilities Authority
(Washington & Jefferson Development);
VRD Series 2005 A RB (LOC-Sovereign
Bank, UniCredito Italiano S.p.A.)
    3.56%, 11/01/36                                         (b)(c)(e)            --        VMIG-1          3,000        3,000,000
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania (State of) Higher
Educational Facilities Authority
(University Properties, Inc. Student
Housing Project); VRD Series 2004 A
RB (LOC-Citizens Bank of
Pennsylvania)
    3.53%, 08/01/35                                         (b)(c)               --        VMIG-1         10,000       10,000,000
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia (City of) Authority for
Industrial Development (Pennsylvania
School for the Deaf); VRD Series 2002
RB (LOC-Citizens Bank of
Pennsylvania)
    3.56%, 11/01/32                                         (b)(c)               --        VMIG-1          2,895        2,895,000
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia (City of) Gas Works; VRD
Fifth Series 2004 A-2 RB (LOC-Bank of
Nova Scotia, JPMorgan Chase Bank, N.A.)
    3.58%, 09/01/34                                         (b)(c)(e)          A-1+        VMIG-1          4,300        4,300,000
---------------------------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs (City of Scranton
& County of Lackawanna Health &
Welfare Authority); VRD Series 2002 A
-18 RB (Acquired 03/22/02; Cost
$5,075,000)
    3.54%, 03/01/15                                         (b)(k)(l)            --        VMIG-1          5,075        5,075,000
---------------------------------------------------------------------------------------------------------------------------------

Washington (County of) (Girard Estate
Project); Refunding VRD Series 1999
RB (LOC-JPMorgan Chase Bank, N.A.)
(Acquired 11/15/05; Cost $2,000,000)
    3.58%, 06/01/27                                         (b)(c)(k)          A-1+            --          2,000        2,000,000
---------------------------------------------------------------------------------------------------------------------------------

Westmoreland (County of) Industrial
Development Authority (Retirement
Redstone); VRD Series 2005 C RB
(LOC-Bank of Nova Scotia)
    3.54%, 01/01/36                                         (b)(c)(e)          A-1+            --         13,000       13,000,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-34

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Wilkinsburg (City of) Joint Water
Authority; Refunding Water Series 2002
B RB (INS-Financial Security Assurance Inc.)
    4.25%, 03/15/06                                         (j)                 AAA           Aaa    $     1,065     $  1,068,464
=================================================================================================================================
                                                                                                                      138,963,464
=================================================================================================================================

RHODE ISLAND--0.10%

Rhode Island (State of) Health &
Educational Building Corp. (Paul Cuffee
School); Educational Institution VRD
Series 2002 RB (LOC-Citizens Bank of
Rhode Island)
    3.57%, 08/01/32                                         (b)(c)             A-1+            --          2,900        2,900,000
=================================================================================================================================

SOUTH CAROLINA--2.07%

Cherokee (County of) (Newark
Electronics Division); Industrial VRD
Series 1985 RB (LOC-LaSalle Bank N.A.)
    3.50%, 12/01/15                                         (b)(c)              A-1            --          6,500        6,500,000
---------------------------------------------------------------------------------------------------------------------------------

Eagle Tax Exempt Trust (State of South
Carolina Public Service Authority);
VRD Series 2000-4001 A COP
(Acquired 09/08/00; Cost $10,100,000)
    3.56%, 01/01/22                                         (b)(k)(l)          A-1+            --          10,100      10,100,000

---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater
Ctfs. (State of South Carolina
Transportation Infrastructure Bank);
Floating Rate Trust Ctfs. VRD Series
2002-728 RB  (Acquired 11/13/02; Cost
$7,185,000)
    3.55%, 10/01/22                                         (b)(k)(l)            --        VMIG-1          7,185        7,185,000

---------------------------------------------------------------------------------------------------------------------------------
South Carolina (State of) Educational
Facilities Authority for Non-Profit
Institutions (Morris College Project);
VRD Series 1997 RB (LOC-Bank of
America, N.A.) (Acquired 07/30/02;
Cost $2,100,000)
    3.60%, 07/01/17                                         (b)(c)(k)          A-1+            --          2,100        2,100,000

---------------------------------------------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
Development Authority (Carolina
Children's Home Project); VRD Series
2003 RB (LOC-Branch Banking & Trust Co.)
    3.55%, 03/01/23                                         (b)(c)               --        VMIG-1          3,810        3,810,000

---------------------------------------------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
Development Authority (Carolina
Piedmont Foundation Project); VRD
Series 2002 RB (LOC-Bank of America, N.A.)
    3.60%, 09/01/32                                         (b)(c)(f)            --            --          3,900        3,900,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-35

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs-Economic
Development Authority (Catholic
Diocese of South Carolina Project);
VRD Series 1998 RB (LOC-Bank of
America, N.A.) (Acquired 07/23/02;
Cost $2,840,000)
    3.60%, 09/01/18                                         (b)(c)(k)          A-1+            --    $     2,840     $  2,840,000
---------------------------------------------------------------------------------------------------------------------------------

South Carolina (State of) Jobs-Economic
Development Authority (Presbyterian
Home of South Carolina Project); VRD
Series 2003 A RB (LOC-Wachovia
Bank, N.A.)
    3.58%, 04/01/20                                         (b)(c)             A-1+            --          4,360        4,360,000
---------------------------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs (State of South
Carolina Public Service Authority);
VRD Series 2000 L RB (Acquired
02/25/00; Cost $18,090,000)
    3.54%, 01/01/22                                         (b)(k)(l)            --        VMIG-1         18,090       18,090,000
=================================================================================================================================
                                                                                                                       58,885,000
=================================================================================================================================
TENNESSEE--1.96%

Eagle Tax Exempt Trust (City of
Chattanooga); VRD Series 2000-4202 A
COP (Acquired 10/10/00; Cost
$14,040,000)
    3.56%, 10/01/27                                         (b)(k)(l)          A-1+            --         14,040       14,040,000
---------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley & Co. Inc. Trust Floater
Ctfs. (City of Nashville & County of
Davidson); Unlimited Tax VRD Series
2003-871 GO (Acquired 11/17/03; Cost
$4,995,000)
    3.55%, 10/15/10                                         (b)(k)(l)            --        VMIG-1          4,995        4,995,000
---------------------------------------------------------------------------------------------------------------------------------

Morristown (City of) Health Educational
& Housing Facilities Board (All Saints
Episcopal School); VRD Series 2001 RB
(LOC-SunTrust Bank)
    3.60%, 08/01/16                                         (b)(c)               --        VMIG-1          2,100        2,100,000
---------------------------------------------------------------------------------------------------------------------------------

Sevier (County of) Public Building
Authority (Local Government Public
Improvement); VRD Series 1995 A RB
(INS-Ambac Assurance Corp.)
    3.53%, 06/01/15                                         (b)(j)(m)            --        VMIG-1          4,870        4,870,000
---------------------------------------------------------------------------------------------------------------------------------

Sevier (County of) Public Building
Authority (Local Government Public
Improvement); VRD Series 1995 B-2
RB (INS-Ambac Assurance Corp.)
    3.53%, 06/01/06                                         (b)(j)               --        VMIG-1            615          615,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-36

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Sevier (County of) Public Building
Authority (Local Government Public
Improvement); VRD Series 1997 I A-1
RB (INS-Ambac Assurance Corp.)
    3.53%, 06/01/22                                         (b)(j)               --        VMIG-1    $     5,900     $  5,900,000
---------------------------------------------------------------------------------------------------------------------------------

Sevier (County of) Public Building
Authority (Local Government Public
Improvement); VRD Series 1997 II E-1
RB (INS-Ambac Assurance Corp.)
    3.53%, 06/01/21                                         (b)(j)               --        VMIG-1          2,200        2,200,000
---------------------------------------------------------------------------------------------------------------------------------

Sevier (County of) Public Building
Authority (Local Government Public
Improvement); VRD Series 1997 II E-3
RB (INS-Ambac Assurance Corp.)
    3.53%, 06/01/10                                         (b)(j)               --        VMIG-1          1,325        1,325,000
---------------------------------------------------------------------------------------------------------------------------------

Sevier (County of) Public Building
Authority (Local Government Public
Improvement); VRD Series 1997 II E-5
RB (INS-Ambac Assurance Corp.)
    3.53%, 06/01/17                                         (b)(j)               --        VMIG-1          1,250        1,250,000
---------------------------------------------------------------------------------------------------------------------------------

Sevier (County of) Public Building
Authority (Local Government Public
Improvement); VRD Series 1997 II F-1
RB (INS-Ambac Assurance Corp.)
    3.53%, 06/01/17                                         (b)(j)               --        VMIG-1          1,035        1,035,000
---------------------------------------------------------------------------------------------------------------------------------

Sevier (County of) Public Building
Authority (Local Government Public
Improvement); VRD Series 1997 II F-5
RB (INS-Ambac Assurance Corp.)
    3.53%, 06/01/27                                         (b)(j)               --        VMIG-1          2,210        2,210,000
---------------------------------------------------------------------------------------------------------------------------------

Sevier (County of) Public Building
Authority (Local Government Public
Improvement); VRD Series 1997 II F-2
RB (INS-Ambac Assurance Corp.)
    3.53%, 06/01/17                                         (b)(j)               --        VMIG-1          1,060        1,060,000
---------------------------------------------------------------------------------------------------------------------------------

Sevier (County of) Public Building
Authority (Local Government Public
Improvement); VRD Series 1999 II A-1
RB (INS-Ambac Assurance Corp.)
    3.53%, 06/01/24                                         (b)(j)               --        VMIG-1          6,300        6,300,000
---------------------------------------------------------------------------------------------------------------------------------

Sevier (County of) Public Building
Authority (Local Government Public
Improvement); VRD Series 1999 II B-1
RB (INS-Ambac Assurance Corp.)
    3.53%, 06/01/25                                         (b)(j)               --        VMIG-1          1,700        1,700,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-37

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Shelby (County of) Health, Educational
& Housing Facilities Board (Memphis
College Art Project); VRD Series 2003
RB (LOC-Regions Bank)
    3.55%, 08/01/23                                         (b)(c)               --        VMIG-1    $     3,885     $  3,885,000
---------------------------------------------------------------------------------------------------------------------------------

Williamson (County of) Industrial
Development Board (Currey Ingram
Academy); Educational Facilities VRD
Series 2003 RB (LOC-SunTrust Bank)
    3.58%, 04/01/23                                         (b)(c)               --        VMIG-1          2,300        2,300,000
=================================================================================================================================
                                                                                                                       55,785,000
=================================================================================================================================

TEXAS--11.87%

ABN AMRO Munitops Ctfs. Trust (City
of Leander Independent School District);
Unlimited Multi-State Non-AMT VRD
Series 2002-16 Ctfs. (Acquired
08/20/03; Cost $5,395,000)
    3.56%, 08/15/10                                         (b)(k)(l)            --        VMIG-1          5,395        5,395,000
---------------------------------------------------------------------------------------------------------------------------------

ABN AMRO Munitops Ctfs. Trust
(North East Independent School
District); Multi-State Non-AMT VRD
Series 2000 RB (Acquired 11/17/05;
Cost $8,500,000)
    3.54%, 02/06/08                                         (b)(k)(l)            --        VMIG-1          8,500        8,500,000
---------------------------------------------------------------------------------------------------------------------------------

Aldine (City of) Independent School
District; Unlimited Tax School Building
VRD Series 2003 GO (CEP-Texas
Permanent School Fund)
    2.75%, 06/15/06                                         (h)(q)             A-1+        VMIG-1          3,750        3,750,000
---------------------------------------------------------------------------------------------------------------------------------
Austin (City of) Water & Wastewater
System; Refunding VRD Series 2004
RB (INS-Financial Security Assurance Inc.)
    3.58%, 05/15/24                                         (b)(j)             A-1+        VMIG-1         15,350       15,350,000
---------------------------------------------------------------------------------------------------------------------------------

Crawford (City of) Education Facilities
Corp. Package (University Parking
System Project); Refunding VRD Series
2004 A RB (LOC-BNP Paribas)
    3.60%, 05/01/35                                         (b)(c)(e)            --        VMIG-1          5,000        5,000,000
---------------------------------------------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
Houston Airport); VRD Series 2000-
4307 COP (Acquired 11/15/00; Cost
$15,750,000)
    3.56%, 07/01/28                                         (b)(k)(l)          A-1+            --         15,750       15,750,000
---------------------------------------------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
Houston Water & Sewer); VRD Series
1997-4305 A COP (Acquired 04/27/99;
Cost $14,005,000)
    3.56%, 12/01/27                                         (b)(k)(l)          A-1+            --         14,005       14,005,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-38

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (City of
Houston Water & Sewer); VRD Series
2002-6019  A COP (Acquired 11/13/02;
Cost $8,910,000)
    3.56%, 12/01/30                                         (b)(k)(l)          A-1+            --    $     8,910     $  8,910,000
---------------------------------------------------------------------------------------------------------------------------------

Eagle Tax Exempt Trust (Harris County
Toll Road); VRD Series 2001-4305 COP
(Acquired 05/08/01; Cost $7,390,000)
    3.56%, 08/01/14                                         (b)(k)(l)          A-1+            --          7,390        7,390,000
---------------------------------------------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County
Toll Road); VRD Series 2002-6012 A
COP (Acquired 11/20/02; Cost
$1,580,000)
    3.56%, 08/15/30                                         (b)(k)(l)          A-1+            --          1,580        1,580,000
---------------------------------------------------------------------------------------------------------------------------------

Grand Prairie (City of) Housing Finance
Corp. (Lincoln Property Co.); Refunding
Multi-Family Housing VRD Series 1993
RB (CEP-General Electric Corp.)
    3.45%, 06/01/10                                         (b)                A-1+            --          2,700        2,700,000
---------------------------------------------------------------------------------------------------------------------------------
Harris (County of) Hospital District;
Sub. Lien Commercial Paper Series
2005 A RN (LOC-Bank of America, N.A.)
    2.82%, 01/23/06                                         (c)                A-1+            --         11,251       11,251,000
---------------------------------------------------------------------------------------------------------------------------------
Harris (County of) Houston Texas Sports
Authority (Rodeo); Jr. Lein VRD Series
2001 C RB (INS-MBIA Insurance Corp.)
    3.45%, 11/15/30                                         (b)(j)             A-1+        VMIG-1          6,200        6,200,000
---------------------------------------------------------------------------------------------------------------------------------

Harris (County of) Industrial
Development Corp. (Baytank Houston
Inc. Project); Refunding VRD Series
1998 RB (LOC-Royal Bank of Canada)
    3.58%, 02/01/20                                         (b)(c)(e)          A-1+            --         10,000       10,000,000
---------------------------------------------------------------------------------------------------------------------------------
Hockley (County of) Industrial
Development Corp. (AMOCO Project);
VRD Series 1985 PCR
    2.98%, 05/01/06                                         (e)(h)(i)          A-1+           P-1         10,640       10,640,000
---------------------------------------------------------------------------------------------------------------------------------
Hockley (County of) Industrial
Development Corp. (AMOCO Project-
Standard Oil Co.); VRD Series 1983
PCR
    2.80%, 03/01/06                                         (e)(h)(i)          A-1+            --         12,775       12,775,000
---------------------------------------------------------------------------------------------------------------------------------

Houston (City of) Higher Education
Finance Corp. (Houston Baptist
University); Higher Education
Refunding VRD Series 2000 RB (LOC-
JPMorgan Chase Bank, N.A.)
    3.63%, 07/01/20                                         (b)(c)(f)            --            --          3,565        3,565,000
---------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-39

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Houston (City of) Higher Education
Finance Corp. (Tierwester Oaks);
Housing VRD Series 2003 A RB (LOC-
Bank of New York)
    3.30%, 03/01/33                                         (c)(d)               --          VMIG-1  $     11,085    $    11,085,000
------------------------------------------------------------------------------------------------------------------------------------
Houston (City of); Commercial Paper
Notes Series 2005 D GO
    2.86%, 01/18/06                                                            A-1+             P-1        10,000         10,000,000
------------------------------------------------------------------------------------------------------------------------------------
Houston (City of); Commercial Paper
Notes Series 2005 D GO
    3.00%, 01/24/06                                                            A-1+             P-1        17,000         17,000,000
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan PUTTERs (County of Bexar);
Limited Tax VRD Series 2004 530 GO
(Acquired 10/28/04; Cost $4,625,000)
    3.55%, 06/15/12                                         (b)(k)(l)            --          VMIG-1         4,625          4,625,000
------------------------------------------------------------------------------------------------------------------------------------
Kendleton (City of) Higher Education
Finance Corp. (Dallas Theological
Project); VRD Limited Tax Obligation
Series 2003 A RB (LOC-JPMorgan
Chase Bank, N.A.)
    3.57%, 07/01/33                                         (b)(c)             A-1+             ---         1,300          1,300,000
------------------------------------------------------------------------------------------------------------------------------------
Lamar (County of) Consolidated
Independent School District; Unlimited
Tax Series 1999 GO (CEP-Texas
Permanent School Fund)
    6.50%, 02/15/06                                                             AAA             Aaa         1,240          1,245,631
------------------------------------------------------------------------------------------------------------------------------------
Lancaster (City of) Independent School
District; Refunding Unlimited Tax
Series 2002 GO (CEP-Texas Permanent
School Fund)
    4.00%, 02/15/06                                                              --             Aaa         1,005          1,006,672
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of
Brazosport Independent School District);
Refunding Unlimited Tax VRD Series
2003 PT-1690 GO (Acquired 02/20/03;
Cost $4,868,000)
    3.55%, 08/15/10                                         (b)(k)(l)            --          VMIG-1         4,868          4,868,000
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Lamar
Consolidated Independent School
District); Unlimited Tax VRD Series
2005 PT-2860 GO (Acquired 09/09/05;
Cost $9,775,000)
    3.55%, 02/15/25                                         (b)(k)(l)           A-1              --         9,775          9,775,000
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Harris County
Hospital District); VRD Series 2002 PT-
665 RB (Acquired 10/02/02; Cost
$5,935,000)
    3.55%, 08/15/08                                         (b)(k)(l)           A-1              --         5,935          5,935,000
------------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-40

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Mesquite (City of) Health Facilities
Development Corp.; Retirement Facility
VRD Series 2000 C RB (LOC-LaSalle
Bank N.A.)
    3.56%, 02/15/30                                         (b)(c)              A-1              --  $      7,630      $   7,630,000
------------------------------------------------------------------------------------------------------------------------------------
Metropolitan Higher Education
Authority (University of Dallas Project);
Higher Education VRD Series 1999 RB
(LOC-JPMorgan Chase Bank, N.A.)
    3.60%, 05/01/19                                         (b)(c)(f)            --              --         5,870          5,870,000
------------------------------------------------------------------------------------------------------------------------------------
North Texas Tollway Authority; Dallas
North Tollway System VRD Series 2005
C RB (INS-Financial Guaranty
Insurance Co.)
    3.55%, 01/01/25                                         (b)(j)             A-1+          VMIG-1         5,000          5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Nueces (County of) Health Facilities
Development Corp. (Driscoll Children's
Foundation); Floating Rate Series 1985
RB (LOC-JPMorgan Chase Bank, N.A.)
    3.58%, 07/01/15                                         (b)(c)               --          VMIG-1         1,200          1,200,000
------------------------------------------------------------------------------------------------------------------------------------
Polly Ryon Hospital Authority (Polly
Ryon Memorial Hospital); Hospital VRD
Series 2001 RB (LOC-JPMorgan Chase
Bank, N.A.)
    3.58%, 11/01/26                                         (b)(c)             A-1+              --         1,100          1,100,000
------------------------------------------------------------------------------------------------------------------------------------
Red River Authority (Southwestern
Public Services); Refunding VRD
Series 1996 PCR (INS-Ambac
Assurance Corp.)
    3.58%, 07/01/16                                         (b)(j)             A-1+          VMIG-1         3,350          3,350,000
------------------------------------------------------------------------------------------------------------------------------------
San Gabriel Health Facilities
Development Corp. (YMCA of Greater
Williamson County Project); VRD
Series 2005 RB (LOC-JPMorgan Chase
Bank, N.A.)
    3.58%, 04/01/26                                         (b)(c)               --          VMIG-1         2,200          2,200,000
------------------------------------------------------------------------------------------------------------------------------------
Sherman (City of) Higher Education
Finance Corp. (Austin College Project);
Higher Education VRD Series 1997 RB
(LOC-Bank of America, N.A.)
    3.60%, 01/01/18                                         (b)(c)(m)          A-1+              --         12,900        12,900,000
------------------------------------------------------------------------------------------------------------------------------------
Texas (State of); Unlimited Tax Series
2005 TRAN GO
    4.50%, 08/31/06                                                           SP-1+           MIG-1         19,000        19,181,734
------------------------------------------------------------------------------------------------------------------------------------
Travis (County of); Limited Tax Series
2005 Ctfs. GO
    2.75%, 03/01/06                                                             AAA             Aaa         1,225          1,225,371
------------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-41

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

University of Texas Board of Regents
(Revenue Financing System);
Commercial Paper Notes Series 2005 A
    2.80%, 01/17/06                                                            A-1+             P-1  $     13,378     $   13,378,000
------------------------------------------------------------------------------------------------------------------------------------
University of Texas Board of Regents
(Revenue Financing System);
Commercial Paper Notes Series 2005 A
    3.10%, 02/14/06                                                            A-1+             P-1        15,000         15,000,000
------------------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Austin);
VRD Series 2000 A26 RB (Acquired
11/09/04; Cost $9,230,000)
    3.35%, 11/09/06                                         (g)(h)(k)(l)(n)      --          VMIG-1         9,230          9,230,000
------------------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Klein
Independent School District); Unlimited
Tax VRD Series 2005 C-02 GO
(Acquired 11/15/05; Cost $6,345,000)
    3.54%, 08/01/31                                         (b)(k)(l)            --          VMIG-1         6,345          6,345,000
------------------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Harris County
Toll Road); VRD Series 2003 B16 RB
(Acquired 02/19/03; Cost $16,010,000)
    3.54%, 08/15/25                                         (b)(k)(l)            --          VMIG-1         16,010        16,010,000
------------------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of
Texas); Refunding VRD Series 2003
B14 RB (Acquired 01/29/03; Cost
$7,990,000)
    3.54%, 08/15/22                                         (b)(k)(l)            --          VMIG-1         7,990          7,990,000
====================================================================================================================================
                                                                                                                         337,211,408
====================================================================================================================================
UTAH--1.01%

Duchesne (County of) School District
(Utah Municipal Building Authority);
Lease VRD Series 2005 RB (LOC-U.S.
Bank, N.A.)
    3.58%, 06/01/21                                         (b)(c)             A-1+              --           900            900,000
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Murray
Hospital); VRD Series 2002 PA-1066
RB (Acquired 10/02/02; Cost
$5,995,000)
    3.55%, 05/15/22                                         (b)(k)(l)           A-1              --         5,995          5,995,000
------------------------------------------------------------------------------------------------------------------------------------
Salt Lake (County of) Housing Authority
(Crossroads Apartments Project);
Refunding Multi-Family VRD Series
2003 RB (CEP-Federal National
Mortgage Association)
    3.54%, 02/15/31                                         (b)                A-1+              --         4,435          4,435,000
------------------------------------------------------------------------------------------------------------------------------------
Sanpete (County of) School Facility
(Wasatch Academy); VRD Series 2003
RB (LOC-U.S. Bank, N.A.)
    3.58%, 08/01/28                                         (b)(c)             A-1+              --           800            800,000
------------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-42

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
UTAH-(CONTINUED)

Wachovia MERLOTs (Intermountain
Power Agency); Power Supply VRD
Series 2002 A59 RB (Acquired
10/23/02; Cost $6,795,000)
    3.54%, 07/01/10                                         (b)(k)(l)           --           VMIG-1  $      6,795    $     6,795,000
------------------------------------------------------------------------------------------------------------------------------------
West Jordan (City of) (Broadmoor
Village Apartments LLC Project);
Refunding Multi-Family Housing VRD
Series 2004 RB (CEP-Federal Home
Loan Mortgage Corp.)
    3.54%, 12/01/34                                         (b)                A-1+              --         9,675          9,675,000
====================================================================================================================================
                                                                                                                          28,600,000
====================================================================================================================================
VERMONT--0.15%

Vermont (State of) Industrial
Development Authority (Central
Vermont Public Service Corp.);
Hydroelectric VRD Series 1984 IDR
(LOC-Citizens Bank of Massachusetts)
    3.16%, 12/01/13                                         (c)(d)             A-1+              --         1,755          1,755,000
------------------------------------------------------------------------------------------------------------------------------------
Vermont (State of) Student Assistance
Corp.; Student Loan VRD Series 1985
RB (LOC-State Street Bank & Trust Co.)
    3.10%, 01/01/08                                         (c)(d)               --          VMIG-1         2,640          2,640,000
====================================================================================================================================
                                                                                                                           4,395,000
====================================================================================================================================
VIRGINIA--0.34%

Rockingham (County of) Industrial
Development Authority (Sunnyside
Presbyterian Home); Residential Care
Facility VRD Series 2003 RB (LOC-
Branch Banking & Trust Co.)
    3.55%, 12/01/33                                         (b)(c)              A-1              --           750            750,000
------------------------------------------------------------------------------------------------------------------------------------
Staunton (City of) Commercial Paper
Series 2005 A Notes (LOC-Bank of
America, N.A.)
    3.10%, 01/18/06                                         (c)                  --          VMIG-1         6,050          6,050,000
------------------------------------------------------------------------------------------------------------------------------------
Winchester (City of) Industrial
Development Authority (Westminster-
Cantenbury); Residential Care Facility
VRD Series 2005 B IDR (LOC-Branch
Banking & Trust Co.)
    3.55%, 01/01/35                                         (b)(c)               --          VMIG-1         3,000          3,000,000
====================================================================================================================================
                                                                                                                           9,800,000
====================================================================================================================================
WASHINGTON--7.60%

ABN AMRO Munitops Ctfs. Trust (City
of Seattle Municipal Light & Power);
Multi-State Non-AMT VRD Series 2002-
12 Ctfs. (Acquired 05/25/04; Cost
$9,755,000)
    3.56%, 03/01/09                                         (b)(k)(l)            --          VMIG-1         9,755          9,755,000
------------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-43

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (City
of Seattle); Multi-State Non-AMT VRD
Limited Tax Series 2003-7 GO Ctfs.
(Acquired 05/13/03; Cost $10,685,000)
    3.56%, 07/01/10                                         (b)(f)(k)(l)         --              --  $     10,685    $    10,685,000
------------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust
(County of Skagit Public Hospital
District No. 1); Multi-State Non-AMT
VRD Series 2004-37 Ctfs. (Acquired
04/08/05; Cost $5,235,000)
    3.56%, 12/01/12                                         (b)(k)(l)            --          VMIG-1         5,235          5,235,000
------------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (King
County); Multi-State Non-AMT VRD
Limited Tax Series 2001-1 GO Ctfs.
(Acquired 01/04/01; Cost $10,000,000)
    3.56%, 07/01/06                                         (b)(k)(l)            --          VMIG-1        10,000         10,000,000
------------------------------------------------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
Conference Center); VRD Series 2003
RB (LOC-Bank of America, N.A.)
    3.60%, 12/01/28                                         (b)(c)(f)            --              --         2,565          2,565,000
------------------------------------------------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of
Washington Public Power Supply
Systems Project No. 2); VRD Series
1996-4703 A COP (Acquired 05/02/01;
Cost $5,870,000)
    3.56%, 07/01/11                                         (b)(k)(l)          A-1+              --         5,870          5,870,000
------------------------------------------------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of
Washington); VRD Series 1998-4701 A
COP (Acquired 07/20/00; Cost
$14,400,000)
    3.56%, 05/01/18                                         (b)(k)(l)          A-1+              --        14,400         14,400,000
------------------------------------------------------------------------------------------------------------------------------------
Everett (City of) Public Facilities
District; Commercial Paper Notes (LOC-
Bank of America, N.A.)
    2.80%, 02/08/06                                         (c)                A-1+              --        51,500         51,500,000
------------------------------------------------------------------------------------------------------------------------------------
Everett (City of) Public Facilities
District; Commercial Paper TRAN (LOC-
Bank of America, N.A.)
    3.06%, 02/08/06                                         (c)                A-1+              --         2,500          2,500,000
------------------------------------------------------------------------------------------------------------------------------------
Everett (City of); Limited Tax VRD
Series 2001 GO (LOC-Bank of America,
N.A.)
    3.60%, 12/01/21                                         (b)(c)(f)            --              --         2,600          2,600,000
------------------------------------------------------------------------------------------------------------------------------------
Issaquah (City of) Community
Properties; VRD Special Revenue Series
2001 A RB (LOC-Bank of America,
N.A.)
    3.53%, 02/15/21                                         (b)(c)               --          VMIG-1        10,150         10,150,000
------------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-44

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

JPMorgan PUTTERs (State of
Washington); Unlimited Tax VRD
Series 2004 593 GO (Acquired
11/18/04; Cost $1,500,000)
    3.55%, 07/01/12                                         (b)(k)(l)            --          VMIG-1  $      1,500    $     1,500,000
------------------------------------------------------------------------------------------------------------------------------------
King (County of) Economic Enterprise
Corp. (Puget Sound Blood Center
Project); VRD Series 1998 RB (LOC-
U.S. Bank, N.A.)
    3.60%, 04/01/23                                         (b)(c)               --          VMIG-1         3,700          3,700,000
------------------------------------------------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special
Revenue VRD Series 1999 A RB (LOC-
U.S. Bank, N.A.)
    3.55%, 12/01/19                                         (b)(c)(m)            --          VMIG-1        11,800         11,800,000
------------------------------------------------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special
Revenue VRD Series 1999 B RB (LOC-
U.S. Bank, N.A.)
    3.55%, 12/01/19                                         (b)(c)               --          VMIG-1           800            800,000
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater
Ctfs. (Port of Seattle); VRD Series 2002-
739D RB (Acquired 07/21/04; Cost
$5,000,000)
    3.55%, 09/01/20                                         (b)(k)(l)           A-1              --         5,000          5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Pierce (County of) Economic
Development Corp. (Weyerhaeuser Real
Estate); Special Revenue VRD Series
1997 RB (LOC-Bank of America, N.A.)
    3.55%, 01/01/27                                         (b)(c)             A-1+          VMIG-1        12,705         12,705,000
------------------------------------------------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority
(Bayview Manor Project); Low Income
Housing Assistance VRD Series 1994 B
RB (LOC-U.S. Bank, N.A.)
    3.60%, 05/01/19                                         (b)(c)             A-1+              --         2,225          2,225,000
------------------------------------------------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority
(Pioneer Human Services Project);
Refunding VRD Series 1995 RB (LOC-
U.S. Bank, N.A.)
    3.57%, 12/01/15                                         (b)(c)             A-1+              --         2,115          2,115,000
------------------------------------------------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
Corp. (Sysco Food Services of Seattle,
Inc. Project); Refunding VRD Series
1994 IDR
    3.61%, 11/01/25                                         (b)(m)             A-1+          VMIG-1         7,000          7,000,000
------------------------------------------------------------------------------------------------------------------------------------
Snohomish (County of) Housing
Authority (Ebey Arms Centerhouse
Project); Refunding Housing VRD
Series 2003 RB (LOC-Bank of America,
N.A.)
    3.60%, 12/01/34                                         (b)(c)(f)            --              --         6,200          6,200,000
------------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-45

                                                                                                       PRINCIPAL
                                                                                    RATINGS       (a)   AMOUNT
                                                                                S&P       MOODY'S        (000)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Wachovia MERLOTs (Central Puget
Sound Regional Transit Authority);
Sales Tax & Motor VRD Series 2001
A46 RB (Acquired 11/12/03; Cost
$6,265,000)
    3.35%, 11/09/06                                         (g)(h)(k)(l)(n)      --          VMIG-1  $      6,265    $     6,265,000
------------------------------------------------------------------------------------------------------------------------------------
Washington (State of) Economic
Development Finance Authority
(Seadrunar Recycling LLC Project);
Economic Development VRD Series
2000 E RB (LOC-U.S. Bank, N.A.)
    3.59%, 08/01/25                                         (b)(c)             A-1+              --         2,545          2,545,000
------------------------------------------------------------------------------------------------------------------------------------
Washington (State of) Higher Education
Facilities Authority (Cornish College
Arts Project); VRD Series 2003 A RB
(LOC-Bank of America, N.A.)
    3.55%, 12/01/33                                         (b)(c)               --          VMIG-1         5,000          5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
Commission (Antioch University
Project); Non-Profit Refunding VRD
Series 2005 RB (LOC-U.S. Bank, N.A.)
    3.00%, 01/02/06                                         (c)(h)(q)          A-1+              --         6,635          6,635,000
------------------------------------------------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
Commission (Judson Park Project); Non-
Profit Housing Refunding VRD Series
2004 A RB (LOC- U.S. Bank, N.A.)
    3.54%, 01/01/29                                         (b)(c)(f)            --              --         9,855          9,855,000
------------------------------------------------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
Commission (Nikkei Concerns Project);
Non-Profit Housing VRD Series 1994
RB (LOC-U.S. Bank, N.A.)
    3.59%, 10/01/19                                         (b)(c)             A-1+              --         3,915          3,915,000
------------------------------------------------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
Commission (University Preparatory
Academy Project); Non-Profit VRD
Series 2000 RB (LOC-Bank of America,
N.A.)
    3.60%, 07/01/30                                         (b)(c)               --          VMIG-1         1,250          1,250,000
------------------------------------------------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
Commission (YMCA of Columbia-
Willamette); Non-Profit Revenue VRD
Series 1999 RB (LOC-Wells Fargo Bank,
N.A.)
    3.58%, 08/01/24                                         (b)(c)             A-1+              --         2,200          2,200,000
====================================================================================================================================
                                                                                                                         215,970,000
====================================================================================================================================


TFIT-QTR-1                             F-46

                                                                                                     PRINCIPAL
                                                                                RATINGS       (a)     AMOUNT
                                                                          S&P          MOODY'S         (000)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.15%

Harrison (County of) (Fox Grocery Co.
Project); Refunding VRD Series 1991
RB (LOC-Wachovia Bank, N.A.)
    3.58%, 06/01/14                                   (b)(c)               --              Aa2     $      4,140        $  4,140,000
====================================================================================================================================
WISCONSIN--3.52%

ABN AMRO Munitops Ctfs. Trust
(County of Central Brown Water
Authority); Non-AMT VRD Series 2005-
25 Ctfs. RB (Acquired 08/01/05; Cost
$ 17,370,000)
    3.56%, 12/01/13                             (b)(f)(k)(l)               --               --           17,370          17,370,000
------------------------------------------------------------------------------------------------------------------------------------
Appleton (City of) Redevelopment
Authority (Fox Cities Performing Arts
Center Project); Redevelopment VRD
Series 2001 B RB (LOC-JPMorgan
Chase Bank, N.A.; M&I Marshall &
Isley Bank)
    3.58%, 06/01/36                                   (b)(c)               --           VMIG-1            1,000           1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Green Bay (City of) Housing Authority
(Sisters of St. Francis Project); VRD
Series 2004 RB (LOC-Allied Irish Banks plc)
    3.56%, 01/01/35                                (b)(c)(e)              A-1               --            4,995           4,995,000
------------------------------------------------------------------------------------------------------------------------------------
West Allis (City of)(State Fair Park
Exposition Center Inc.); VRD Series
2001 RB (LOC-U.S. Bank, N.A.)
    3.57%, 08/01/28                                   (b)(c)               --           VMIG-1            2,300           2,300,000
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health &
Educational Facilities Authority (Beaver
Dam Community Hospitals Inc.); VRD
Series 2004 B RB (LOC-U.S. Bank, N.A.)
    3.54%, 08/15/34                                   (b)(c)             A-1+               --           10,000          10,000,000
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health &
Educational Facilities Authority
(Goodwill Industries of Southeastern
Wisconsin, Inc.); VRD Series 2005 RB
(LOC-JPMorgan Chase Bank, N.A.)
    3.56%, 11/01/30                                   (b)(c)             A-1+           VMIG-1            2,500           2,500,000
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health &
Educational Facilities Authority (Grace
Lutheran Foundation Project); VRD
Series 1999 RB (LOC-U.S. Bank, N.A.)
(Acquired 09/12/05; Cost $1,555,000)
    3.57%, 07/01/14                                (b)(c)(k)             A-1+               --            1,555           1,555,000
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health &
Educational Facilities Authority
(Lindengrove, Inc.); VRD Series 2003 B
(LOC-JPMorgan Chase Bank, N.A.)
    3.56%, 11/01/25                                   (b)(c)             A-1+               --            7,080           7,080,000
------------------------------------------------------------------------------------------------------------------------------------


TFIT-QTR-1                             F-47

                                                                                                  PRINCIPAL
                                                                             RATINGS      (a)      AMOUNT
                                                                         S&P       MOODY'S          (000)              VALUE
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health &
Educational Facilities Authority
(Mequon Jewish Project); VRD Series
2003 RB (LOC-JPMorgan Chase Bank, N.A.)
    3.57%, 07/01/28                               (b)(c)               --           VMIG-1     $         3,150     $     3,150,000
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health &
Educational Facilities Authority (Mercy
Health System); Pooled Loan VRD
Series 2003 I RB (LOC-M&I Marshall &
Ilsley Bank)
    3.56%, 06/01/23                               (b)(c)               --           VMIG-1               9,115           9,115,000
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health &
Educational Facilities Authority (Mercy
Health System); VRD Series 2003 C RB
(LOC-M&I Marshall & Ilsley Bank)
    3.56%, 08/15/23                               (b)(c)               --           VMIG-1               6,900           6,900,000
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health &
Educational Facilities Authority (Sinai
Samaritan Medical Center Inc.); VRD
Series 1994 A RB (LOC-M&I Marshall
& Ilsley Bank)
    3.56%, 09/01/19                               (b)(c)              A-1               --               5,350           5,350,000
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health &
Educational Facilities Authority (St
Luke's Medical Center); VRD Series
1987 RB (LOC-KBC Bank N.V.)
(Acquired 05/02/05; Cost $27,000,000)
    3.58%, 12/01/17                               (b)(c)(e)(k)        A-1               --              27,000          27,000,000
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health &
Educational Facilities Authority (St
Mary's School); VRD Series 2004 RB
(LOC-M&I Marshall & Ilsley Bank)
    3.56%, 08/01/19                               (b)(c)              A-1               --               1,830           1,830,000
====================================================================================================================================
                                                                                                                       100,145,000
====================================================================================================================================
TOTAL INVESTMENTS--103.26%
(Cost $2,933,940,072)                             (r)(s)                                                             2,933,940,072
====================================================================================================================================
OTHER ASSETS LESS LIABILITIES--
(3.26%)                                                                                                               (92,742,740)
====================================================================================================================================
NET ASSETS--100.00%                                                                                                $ 2,841,197,332
====================================================================================================================================

INVESTMENT
ABBREVIATIONS:
ACES              Automatically Convertible Extendable Security
AMT               Alternative Minimum Tax
BAN               Bond Anticipation Note
CEP               Credit Enhancement Provider
COP               Certificate of Participation
Ctfs.             Certificates
GO                General Obligation Bonds
IDR               Industrial Development Revenue Bonds




TFIT-QTR-1                             F-48

INS               Insured
Jr.               Junior
LOC               Letter of Credit
MERLOT            Municipal Exempt Receipts Liquidity Optional Tender
NRR               Not Re-Rated
P-Floats          Puttable Floating Option Tax-Exempt Receipt
PCR               Pollution Control Revenue Bonds
PUTTERs           Putable Tax Exempt Receipts
RAN               Revenue Anticipation Notes
RB                Revenue Bonds
RN                Revenue Notes
Sr.               Senior
Sub.              Subordinated
TAN               Tax Antcipation Notes
TRAN              Tax and Revenue Anticipation Notes
VRD               Variable Rate Demand
Wts.              Warrants


NOTES TO SCHEDULE OF INVESTMENTS:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security.

(b) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on December 31, 2005.

(c) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(d) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on December 31, 2005.

(e) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(f) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(g) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on December 31, 2005.

(h) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on December 31, 2005.

(j) Principal and/or interest payments are secured by the bond insurance company listed.

(k) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at December 31, 2005 was $921,319,500, which represented 32.43% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(l) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(m) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

TFIT-QTR-1                             F-49

(n) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities, at the time of purchase. The aggregate value of these securities considered illiquid at December 31, 2005 was $29,745,000 which represented 1.05% of the Fund's Net Assets.

(o) Advance refunded; secured by an escrow fund of U.S. Government obligations.

(p) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

(q) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on December 31, 2005.

(r) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it will not be primarily responsible for the issuer's obligations but may be called upon to satisfy issuer's obligations.

         ENTITIES                             PERCENTAGE
         --------                             ----------
         MBIA Insurance Corp.                    13.15
         Bank of America, N.A.                    9.57
         Financial Guaranty Insurance Co.         8.37
         Financial Security Assurance Inc.        7.38
         Ambac Assurance Corp.                    7.32
         LaSalle Bank N.A.                        5.60
         U.S. Bank, N.A.                          5.45
         Other Entities Less than 5%             46.42

(s)      Also represents cost for federal income tax purposes.

         See accompanying notes which are an integral part of this schedule.


TFIT-QTR-1                             F-50

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.


TFIT-QTR-1                       F-51

Item 2. Controls and Procedures.

     (a) As of December 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of December 15, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Tax-Free Investments Trust


By: /s/ ROBERT H. GRAHAM
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: March 1, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ ROBERT H. GRAHAM
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: March 1, 2006


By: /s/ SIDNEY M. DILGREN
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: March 1, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.